GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99.1 - Schedule 2

Seller / Servicer Loan Number	GS Loan Number	Unique ID	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	DBRS Final Compliance Grade	Fitch Final Compliance Grade	Subject to High Cost Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Originator Loan Designation	Due Diligence Loan Designation
XXX	XXX	2570321314	XXX	1				1			A	A	No	Yes	Final HUD1	NJ	9/XX/2006	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570319955	XXX	1				1			A	A	No	Yes	Final HUD1	WV	3/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321360	XXX	2	2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	NM	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321448	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320273	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MI	3/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321098	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321628	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2007 which is the consummation date.  A 1 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not disclosed to the borrower within 3 days. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Michigan Consumer Mortgage Protection Act: Borrower charged for products or services not provided or not charged actual amount for third party fee. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	MI	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320851	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is the consummation date. A 1 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319687	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2006 which is the consummation date.  A 1 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not disclosed to the borrower within 3 days. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2016/XX/14: Unable to determine under disclosure due to missing itemization of amount financed. It appears the under disclosure is due to the fees.

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2006 which is the consummation date.  A 1 month lookback was used to determine this application date.
										COMMENT: 2016/XX/19: Testing was conducted monthly back through the brokers/correspondents application date	B	B	Yes	Yes	Final HUD1	MD	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320646	XXX	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
										COMMENT: 2016/XX/16: Missing documentation to determine the occupancy and purpose therefore compliance review defaulted to owner occupied/cash out refinance.	D	D	Yes	No	Missing	LA	2/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319809	XXX	2	*** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2009 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. COMMENT: 2016/XX/04: Borrower initialed the final TIL but did not date it.	B	B	Yes	Yes	Final HUD1	GA	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321057	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2

*** (OPEN) RESPA (2010) -  Maximum payment on Final HUD-1 Inaccurate: RESPA (2010): Maximum payment on Final HUD-1 does not match actual maximum payment. - EV2

*** (OPEN) RESPA (2010) -  Maximum payment on GFE Inaccurate: RESPA (2010): Maximum payment on GFE does not match actual maximum payment. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2017/XX/04: Late charge not allowed per state of NY - max late charge for NY is 2% - note states 5%.	B	B	Yes	Yes	Final HUD1	NY	12/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321876	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

									*** (CLEARED) (State HPML Provision) New York Subprime Loan (Change Fees): New York Subprime Loan: Mortgage loan contains possible impermissible modification or deferral fees. (Note: Only applies if original loan was also subprime and does not apply if APR was decreased by at least 2%.) - EV1	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2017/XX/05: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.	B	B	Yes	Yes	Final HUD1	NY	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321255	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/28: Under disclosure due to missing recording service fee of $XXX and wire fee of $XXX from the TIL itemization of amount financed	B	B	Yes	Yes	Final HUD1	UT	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319634	XXX	2	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/13: Under disclosure appears to be a payment related under disclosure in relation to the cut-off of the mortgage insurance payment. No appraisal in file to verify LTV.	B	B	Yes	Yes	Final HUD1	WI	3/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319718	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2006. - EV2		B	B	No	Yes	Final HUD1	MD	10/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319673	XXX	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  5/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	TX	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319776	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/XX/2004. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NC	7/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320472	XXX	1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	Yes	Final HUD1	MA	7/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319808	XXX	2				2	*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.28003% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2009). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2009) (an overage of $XXX or .28003%). - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319675	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2005. - EV2

									*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319659	XXX	2	*** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NC	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321874	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/06: Lender failed to include $XXX Courier fee as prepaid finance charge as verified to Itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321219	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/04: Lender credit of $XXX on page one of HUD can not be applied due to missing breakdown of credit.	B	B	Yes	Yes	Final HUD1	CT	9/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319865	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 8/XX/2005, prior to three (3) business days from transaction date of 8/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/23: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	MD	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321090	XXX	2	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	VA	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320844	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2		B	B	Yes	Yes	Final HUD1	VA	9/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321102	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/25: Unable to determine source of under-disclosure due to missing Itemization of Amount Financed. Under-disclosure appears to be fee-related.	B	B	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321115	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	VA	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319913	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NC	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319957	XXX	2	2	*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320845	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	FL	7/XX/2007	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570319823	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319902	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320302	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321160	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	VA	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321398	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MA	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319945	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		B	B	No	Yes	Final HUD1	MD	7/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320495	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	NY	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319854	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319840	XXX	1				1			A	A	No	Yes	Final HUD1	WI	9/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320300	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	NC	7/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319986	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/01: Client approved use of alternative application document for initial application date.	B	B	Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321477	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/10: Appraisal not provided	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/09: Client approved use of alternative application document for initial application date.	B	B	Yes	Yes	Final HUD1	PA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320296	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	WI	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321374	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	OH	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319867	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/08: Client approved use of alternative application document for initial application date.	B	B	Yes	Yes	Final HUD1	WA	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319835	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	TX	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320967	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	KS	7/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319831	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	GA	6/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319885	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	TX	8/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320952	XXX	2				2	*** (OPEN) Initial TIL not provided - EV2		B	B	Yes	Yes	Final HUD1	PA	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321127	XXX	2	2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
										COMMENT: 2017/XX/16: Note prepayment penalty rate of 5% exceeds maximum prepayment rate of 1% per state of OH. Prepayment penalty expired.	B	B	No	Yes	Final HUD1	OH	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319935	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	7/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321059	XXX	2	2	*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321111	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321408	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/22: TIL Itemization did not disclose the miscellaneous settlement fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	NY	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319646	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	7/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321133	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320475	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2017/XX/30: High Cost testing complete - Premium and terms documented in file. *** (OPEN) Missing Valuation: COMMENT: 2017/XX/30: Appraisal not provided.	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	CT	2/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321174	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/27: TIL itemization did not disclose an courier fee of $XXX and an flood fee of $XXX as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NJ	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319941	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319933	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	NC	11/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320847	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		C	C	Yes	Yes	Final HUD1	MA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321278	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	CT	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320255	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321254	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320706	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	MA	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321328	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/30: Appraisal not provided.	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NY	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321201	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

									*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. COMMENT: 2018/XX/11: 10 day grace period less than 15 day minimum per state (PA).	B	B	Yes	Yes	Final HUD1	PA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319626	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	WI	10/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321506	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2018/XX/12: Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 5%	B	B	Yes	Yes	Final HUD1	MA	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319648	XXX	1				1			A	A	Yes	Yes	Final HUD1	MD	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319679	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		B	B	No	Yes	Final HUD1	WI	7/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320576	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321606	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		B	B	Yes	Yes	Final HUD1	TX	1/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321604	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		B	B	Yes	Yes	Final HUD1	TX	7/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320477	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	PA	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319750	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/07: Appraisal not provided.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	IN	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320743	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	FL	2/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319705	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	NV	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320234	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/07: Appraisal not provided.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TN	11/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321337	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	OH	1/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320235	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2018/XX/31: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	TX	10/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320367	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/22: Appraisal not provided	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	TX	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321674	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2018/XX/22: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	TN	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320413	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320745	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320691	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320265	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2018/XX/30: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	WV	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320232	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2000. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NC	10/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320249	XXX	2	2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	GA	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320253	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320753	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2018/XX/31: High Cost testing not complete - Premium and terms were not d.ocumented in file	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	PA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320251	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NC	2/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320256	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319765	XXX	2				2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320258	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321245	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/23: Itemization disclosed a courier fee of $XXX however HUD only disclosed as $XXX and wire fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320735	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320666	XXX	2				2	*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable. - EV2		B	B	Yes	Yes	Final HUD1	MN	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320268	XXX	2				2	*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320451	XXX	1				1			A	A	Yes	Yes	Final HUD1	NE	12/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321070	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/04: The TIL Itemization did not disclose $XXX settlement fee as prepaid finance charge.	B	B	No	Yes	Final HUD1	PA	5/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319939	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	MD	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321101	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/04: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	OH	6/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321456	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	VA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321430	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		D	D	Yes	Yes	Estimated HUD1	MO	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319921	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/12: Closing instructions indicate the Index used was 3.258%. The lowest Index available within the look-back period is 3.3513%.	B	B	Yes	Yes	Final HUD1	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321122	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321481	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	NY	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319628	XXX	1				1			A	A	No	Yes	Final HUD1	MD	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320482	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/03: TIL Itemization did not disclose a Wire fee of $XXX Overnight Delivery fee of $XXX and Misc fee (Phone, Fax, Email) of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	NJ	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319637	XXX	1				1			A	A	No	Yes	Final HUD1	AR	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320297	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/13: Appraisal not provided	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/13: Unable to determine reason for underdisclosure due to missing TIL itemization	B	B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321669	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320260	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	MD	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320682	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/23: The APR fact sheet reflects that the payment stream after the fixed period was calculated based on an interest rate of 11.095%, but the note terms require that the interest rate be rounded to the nearest 0.125 or 11.125%.	B	B	Yes	Yes	Final HUD1	FL	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320412	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/30: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2018/XX/29: 6% late charge exceeds 5% maximum per State (IL)	B	B	Yes	Yes	Final HUD1	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321270	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321300	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/29: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321339	XXX	2				2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	No	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320272	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/23: Appraisal not provided.	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

									*** (OPEN) RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2		B	B	Yes	Yes	Final HUD1	HI	10/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320245	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		B	B	No	Yes	Final HUD1	NV	2/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320247	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/30: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee and/or payment stream related.	B	B	Yes	Yes	Final HUD1	NC	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321231	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321264	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	FL	8/XX/2006	Purchase	UTD	XXX	$XXX
XXX	XXX	2570321348	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/25: Appraisal not provided	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321271	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321223	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/31: The Lender's TIL reflects MI dropping off after 76 months, however, the audited TIL indicates MI should drop off after 120 months.	B	B	Yes	Yes	Final HUD1	NY	3/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320722	XXX	2	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		B	B	No	Yes	Final HUD1	FL	12/XX/2007	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570321263	XXX	2		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321230	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2018/XX/30: Note late charge 5%. NY state late charge 2%.	B	B	Yes	Yes	Final HUD1	NY	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320442	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NC	8/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320727	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2		B	B	Yes	Yes	Final HUD1	FL	5/XX/2014	Refinance	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
XXX	XXX	2570321106	XXX	2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/05: Index used was 3.56% (per loan commitment and approval) the closest Index available in our look-back period is 3.66% resulting in the under disclosure.	B	B	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321080	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2012. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	PA	4/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319914	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/06: Lender approval indicates the Index used was 1.277%. The lowest Index available within the look-back period is 1.355%.	B	B	Yes	Yes	Final HUD1	CA	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319944	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/08: Closing instructions indicate the index used was 3.24%, however the lowest index available within the look-back period is 3.46%.	B	B	Yes	Yes	Final HUD1	DC	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319870	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/07: Approval indicates the Index used was 3.46%. The lowest Index available within the look-back period is 3.66%.	B	B	Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319916	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.54000% is underdisclosed from calculated APR of 6.81152% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/07: Under disclosure is due to the lender utilizing an index value of 3.66.% per the Lenders Approval, however the lowest index value available in the lookback period is 3.94%.	B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319856	XXX	2	2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
										COMMENT: 2018/XX/09: PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA ARM loan is 0%-note states 2%. Lender is XXX.	B	B	No	Yes	Final HUD1	CA	11/XX/2007	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319843	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319942	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319936	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/11: Under disclosure is due to the lender utilizing an index value of 2.39% per the Approval, however the lowest index value available in the lookback period is 2.61%.	B	B	Yes	Yes	Final HUD1	MD	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321428	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320464	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Non-Borrower-Paid Cash/Credit is missing. - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2018/XX/14: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	NJ	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321605	XXX	3	3	*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.64725% or Final Disclosure APR of 5.77800% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.64725% or Final Disclosure APR of 5.77800% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%. Compliant Higher Priced Mortgage Loan.
										COMMENT: 2018/XX/15: The loan file contains the following third-party documentation: 1) income/asset verification (paystubs, verbal VOE) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (AUS). Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.	C	C	Yes	Yes	Final HUD1	RI	12/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321610	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/02: Under disclosure due to incorrect index value. Per Closing Instructions, original index value was 2.290. Lowest available index in look back period is 2.39%	B	B	Yes	Yes	Final HUD1	SC	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319658	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2017/XX/05: TIL in file indicated to be final, expected funding date same as note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321435	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319611	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	RI	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321436	XXX	2	2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
										COMMENT: 2018/XX/12: PPP Expired. Prepayment charge not allowed per state (PA) - max prepayment charge for PA is $XXX when loan amount is less than $XXX - note states 3%, 2%, 1% and the loan amount is $XXX. Lender is XXX.	B	B	Yes	Yes	Final HUD1	PA	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319617	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2018/XX/12: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	SC	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321067	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NY	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320568	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	IA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321138	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319810	XXX	2	2	*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.66154% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .66154%). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	AZ	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319937	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/26: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319900	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.51500% is underdisclosed from calculated APR of 7.90061% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/12: Index source indicates the Index used was 3.94%. The closest Index available in our look-back period is 4.34%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.51500% is underdisclosed from calculated APR of 7.90061% outside of 0.125% tolerance.
										COMMENT: 2019/XX/12: Index source indicates the Index used was 3.94%. The closest Index available in our look-back period is 4.34%.	B	B	Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320792	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320798	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MA	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319876	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319982	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321484	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	PA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321386	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/14: Appraisal not provided.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2009. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321050	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/16: File does not contain either Preliminary or Final Title	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		B	B	Yes	Yes	Final HUD1	PA	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319910	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	WA	5/XX/1994	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321504	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/20: Loan file does not contain any origination documentation.	D	D		No	Missing			UTD	UTD	XXX	$XXX
XXX	XXX	2570319724	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/18: Appraisal not provided.	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2001, prior to three (3) business days from transaction date of 02/XX/2001. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/18: TIL itemization did not disclose an attorney's fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	GA	2/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319647	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/16: Final TIL not signed by all required parties

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/16: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	CA	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321880	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321672	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319685	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TX	10/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320643	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	NJ	9/XX/2005	Construction-Permanent	Primary	XXX	$XXX
XXX	XXX	2570319623	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Unable to test rescission period due to missing information. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV1	*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
										COMMENT: 2019/XX/05: Unable to determine disbursement date.	C	C	Yes	Yes	Final HUD1	TX	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321870	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	NJ	9/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320458	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	KY	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319629	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	IL	12/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320601	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319793	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	IN	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319656	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320478	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1999. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/1999, prior to three (3) business days from transaction date of 07/XX/1999. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/15: TIL itemization did not include an Attorney's fee of $XXX in the prepaid amount financed.	B	B	Yes	Yes	Final HUD1	AL	7/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320545	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/15: TIL Itemization did not disclose the closing fee of $XXX instead of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	FL	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320530	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Note late charge exceeds maximum per state. COMMENT: 2019/XX/15: 5% late charge exceeds 4% maximum per state (MS).	B	B	Yes	Yes	Final HUD1	MS	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321856	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	VA	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320575	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/15: 5% late charge exceeds 2% maximum per state (NY)	B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320624	XXX	2				2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	VT	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321855	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	NJ	7/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319778	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	IL	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320618	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	VA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320569	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319624	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	MD	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320483	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319657	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	WI	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320634	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	PR	10/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321165	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/22: Appraisal not provided	1			A	A	No	Yes	Final HUD1	PR	10/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319783	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321096	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319895	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed	B	B	Yes	Yes	Final HUD1	NC	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319880	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/10: Appraisal not provided.	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319948	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related. The HUD reflects a $XXX seller concession which was un-itemized, therefore it was not included in testing.	B	B	Yes	Yes	Final HUD1	NC	5/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321108	XXX	1				1			A	A	No	Yes	Final HUD1	VA	4/XX/2008	Construction-Permanent	Primary	XXX	$XXX
XXX	XXX	2570321622	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2012. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2012, prior to three (3) business days from transaction date of 08/XX/2012. - EV2		B	B	Yes	Yes	Final HUD1	NC	8/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321089	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/11: Appraisal not provided.	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.67340% or Final Disclosure APR of 5.68700% is in excess of allowable threshold of APOR 4.08% + 1.5%, or 5.58000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2012, prior to three (3) business days from transaction date of 04/XX/2012. - EV2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2019/XX/10: The loan file does not contain a verbal verification of employment.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.67340% or Final Disclosure APR of 5.68700% is in excess of allowable threshold of APOR 4.08% + 1.5%, or 5.58000%.  Non-Compliant Higher Priced Mortgage Loan.
										COMMENT: 2019/XX/10: The loan file contains the following third-party documentation: 1) income/asset verification (W-2) 2) underwriting documentation/repayment ability analysis (approval, ATR worksheet). Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.	B	B	Yes	Yes	Final HUD1	VA	4/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319784	XXX	2	*** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/19: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.13100% is underdisclosed from calculated APR of 5.28484% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.13100% is underdisclosed from calculated APR of 5.28484% outside of 0.125% tolerance.
COMMENT: 2019/XX/10: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/18: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing	B	B	Yes	Yes	Final HUD1	NC	6/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319774	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	5/XX/2011	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319826	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	6/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319912	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.49800% or Final Disclosure APR of 4.49000% is in excess of allowable threshold of APOR 2.66% + 1.5%, or 4.16000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 2 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2013. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2019/XX/06: The loan file does not contain a verbal or written verification of employment.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.49800% or Final Disclosure APR of 4.49000% is in excess of allowable threshold of APOR 2.66% + 1.5%, or 4.16000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2019/XX/06: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: The TIL payment streams disclosed do not match the actual terms of the note. The TIL indicates the loan was disclosed as 180 payments of $XXX, however the review interest calculation reflect 179 payments of $XXX and a final payment of $XXX.	B	B	Yes	Yes	Final HUD1	NC	7/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321118	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	VA	8/XX/2011	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319940	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/07: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.	B	B	Yes	Yes	Final HUD1	NC	7/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321447	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	CT	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319822	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	DC	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321065	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	VA	6/XX/2012	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321083	XXX	3	1	3	*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM. - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 02/XX/2015 - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: amount verified

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2019/XX/10: provided-missing pages 2 and 3

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
COMMENT: 2019/XX/10: provided-missing pages 2 and 3

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information.
COMMENT: 2019/XX/10: provided-missing pages 2 and 3

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information.
COMMENT: 2019/XX/10: provided-missing pages 2 and 3

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information.
COMMENT: 2019/XX/10: provided-missing pages 2 and 3

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information.
COMMENT: 2019/XX/10: provided-missing pages 2 and 3

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
COMMENT: 2019/XX/10: SSP list not signed

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2019/XX/10: missing

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
										COMMENT: 2019/XX/10: verified	B	C	Yes	Yes	Final HUD1	PA	3/XX/2015	Purchase	Primary	XXX	$XXX		UTD	Safe Harbor QM
XXX	XXX	2570319926	XXX	3	3	*** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3

*** (OPEN) FHA - Amendatory Clause is not compliant. - EV3

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3

*** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV3	*** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents)
COMMENT: 2019/XX/13: Document is not signed by the sellers or the realtors.

*** (OPEN) FHA - Amendatory Clause is not compliant.
COMMENT: 2019/XX/13: Document is not signed by the sellers or realtors.

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2019/XX/13: Document is not signed by the lender.

*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents)
COMMENT: 2019/XX/13: Disclosure is not signed by the sellers or the realtors.	3	*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Safe Harbor QM. - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015, GFE Date: 07/XX/2015, GFE Date: 08/XX/2015 - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2015) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.	B	C	Yes	Yes	Final HUD1	WV	9/XX/2015	Purchase	Primary	XXX	$XXX		UTD	HUD Safe Harbor QM
XXX	XXX	2570320621	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	CT	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319801	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Line of Credit Closing Statement	IN	6/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320248	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1		B	B	Yes	Yes	Final HUD1	IN	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319850	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. - EV2		B	B	Yes	Yes	Final HUD1	IL	1/XX/2002	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319594	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/23: The payment calculation worksheet reflects an index value of 5.22% for a fully indexed rate of 7.208% which matches the note rate. The TIL payment stream reflects the payment reducing at the first payment change date when it should increase due to the rounding factor of the nearest 0.125%.	B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320438	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320365	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/15: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	KY	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319853	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	IL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319886	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	AZ	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319612	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.20200% is underdisclosed from calculated APR of 7.47973% outside of 0.125% tolerance. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is3.94%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.20200% is underdisclosed from calculated APR of 7.47973% outside of 0.125% tolerance.
										COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is3.94%.	B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320380	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 2.97%.	B	B	Yes	Yes	Final HUD1	NJ	9/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319595	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	GA	12/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321597	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	NC	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320749	XXX	2	2	*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	OH	10/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320758	XXX	3	3	*** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2019/XX/20: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization	1			A	A	Yes	Yes	Final HUD1	KY	2/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
XXX	XXX	2570319698	XXX	2	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	MI	2/XX/2014	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319738	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	*** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.
										COMMENT: 2019/XX/09: The Compliance Review Report dated the day of closing indicates the loan fails Indiana high cost points and fees testing by $XXX. The points & fees breakdown on the worksheet shows several variances in fees and dollar amounts between the worksheet and the executed HUD-1 with the worksheet reflecting higher fees being charged than the HUD.	B	B	Yes	Yes	Final HUD1	IN	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320752	XXX	1				1			A	A	No	Yes	Final HUD1	PA	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319707	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MI	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320769	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319669	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319695	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	TN	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319770	XXX	2				2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	AZ	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320748	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	MO	7/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319728	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319760	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	IL	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320257	XXX	1				1			A	A	No	Yes	Final HUD1	IL	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320690	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319713	XXX	2				2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	AZ	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319708	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321323	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NJ	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319769	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	HUD1, not signed or stamped	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321266	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	Yes	No	Missing	NY	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319761	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2		B	B	Yes	Yes	Final HUD1	RI	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320777	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2004	Purchase	Investment	XXX	$XXX
XXX	XXX	2570319812	XXX	2				2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319693	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	HUD1, not signed or stamped	DE	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319719	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	HUD1, not signed or stamped	AR	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319671	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incomplete Document: TIL Final is incomplete - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/01: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Incomplete Document: TIL Final is incomplete
										COMMENT: 2019/XX/19: Final TIL not dated not signed	B	B	Yes	Yes	Final HUD1	ME	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321358	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/20: 5% late charge exceeds the 2% maximum for the state of NY	B	B	Yes	Yes	Final HUD1	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320670	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319682	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319748	XXX	1				1			A	A	Yes	Yes	Final HUD1	IN	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319766	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	No	Yes	Final HUD1	IN	8/XX/2007	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320264	XXX	1				1			A	A	No	Yes	Final HUD1	MI	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320725	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NM	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319706	XXX	2	2	*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	9/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320728	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/22: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NJ	3/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320664	XXX	2	2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NY	10/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319745	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/05: TIL itemizaiton did not include in the prepaid amount financed an Underwriting fee of $XXX Courier fee of $XXX and had a Settlement fee of $XXX when the HUD relfects $XXX.	B	B	Yes	Yes	Final HUD1	SC	5/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320740	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320770	XXX	1				1			A	A	Yes	Yes	Final HUD1	CT	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320773	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	MS	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319736	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320677	XXX	1				1			A	A	Yes	Yes	Final HUD1	MS	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320782	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319678	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320652	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	No	Missing	NY	2/XX/2008	UTD	Primary	XXX	$XXX
XXX	XXX	2570319690	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	2/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319755	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	IL	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320763	XXX	1				1			A	A	Yes	Yes	Final HUD1	MN	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319752	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	WI	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321313	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.10200% is underdisclosed from calculated APR of 6.42060% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	FL	2/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319759	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319720	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320687	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

									*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2		B	B	Yes	Yes	Final HUD1	PA	6/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319670	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	10/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320731	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IA	1/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321239	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	NY	6/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320705	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.	B	B	No	Yes	Final HUD1	PA	4/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319472	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320309	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/10: Appraisal not provided.	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1	*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/10: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment period after 01/XX/2007 for OH loan is 24 months - note states 3%, 2%, 1% declining for 36 months. Lender is XXX.	B	B	Yes	Yes	Final HUD1	OH	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319470	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/11: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2019/XX/10: Appraisal not provided.	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/10: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	GA	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319473	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NC	9/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320307	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/10: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
										or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	CT	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319469	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/11: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/11: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
										dated by borrower so cannot confirm that borrower received	B	B	Yes	Yes	Final HUD1	MD	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319791	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	WA	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319731	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing all loan applications. - EV3		2	*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 3/XX/2007 12:00:00 AM, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319704	XXX	2	*** (OPEN) Final Title marked as missing - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing all loan applications. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Right to Cancel (RTC) not provided - EV1

*** (CLEARED) Missing Final HUD-1 - EV1

									*** (CLEARED) TILA - Final TIL Missing - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2016/XX/01: Origination file contains the Note and Mortgage. Unable to run compliance.	B	B	Yes	Yes	Final HUD1	MD	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321619	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2016/XX/16: File contains page 1 only of 1003, unable to determine if initial, final or date completed.	D	D	Yes	Yes	HUD1, not signed or stamped	WA	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319772	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/21: UTD source of under disclosure due to missing itemization of amount financed	B	B	No	Yes	Final HUD1	IL	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319689	XXX	2	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320718	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319763	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	NC	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319694	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		B	B	No	Yes	Final HUD1	CA	4/XX/2003	Purchase	Investment	XXX	$XXX
XXX	XXX	2570321869	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.91900% is underdisclosed from calculated APR of 5.07877% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2010. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/11: TIL itemization did not disclose an origination fee of $XXX and a miscellaneous title fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	NJ	6/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320747	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319744	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321136	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	OH	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320358	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV1		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321095	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	FL	11/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320796	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	KY	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319857	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Other not provided - EV3	*** (OPEN) Missing Document: Other not provided COMMENT: 2017/XX/06: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	WI	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319758	XXX	2				2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	DE	2/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320775	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/15: TIL itemization did not disclose a Settlement fee of $XXX a Notice of Settlement fee of $XXX or an Application fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	NJ	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319768	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319674	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MI	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319702	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	ME	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319732	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	IN	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320762	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Unable to determine due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NJ	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321258	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	MN	3/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319715	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IL	10/XX/2006	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320720	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	NJ	1/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321250	XXX	3	3	*** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	*** (OPEN) Missing Document: AUS not provided COMMENT: 2019/XX/31: Loan was approve eligible on the final 1008 and approval is XXX which runs the loan through LP and DU. Please provide the AUS that is reflected on the 1008 approve eligible DU case ID XXX *** (OPEN) Missing Document: Credit Report not provided COMMENT: 2019/XX/29: Liabilities taken from final 1003	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	*** (OPEN) RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
COMMENT: 2019/XX/29: The initial GFE in the file is dated 07/XX/2014 with loan application date of 6/XX/2014.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2019/XX/29: The Servicing Disclosure was provided on 7/XX/2014 with loan application date of 6/XX/2014.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
										COMMENT: 2019/XX/29: The initial TIL in the file is dated 7/XX/2014 with application date of 6/XX/2014.	B	B	Yes	Yes	Final HUD1	NY	8/XX/2014	Purchase	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
XXX	XXX	2570321286	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 07/XX/2013 - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2013, prior to three (3) business days from transaction date of 08/XX/2013. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	B	B	Yes	Yes	Final HUD1	KY	8/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321620	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.12930% or Final Disclosure APR of 5.06900% is in excess of allowable threshold of APOR 3.55% + 1.5%, or 5.05000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.12930% or Final Disclosure APR of 5.06900% is in excess of allowable threshold of APOR 3.55% + 1.5%, or 5.05000%. Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2019/XX/12: The loan file does not contain third party documentation of the Borrower’s ability to repay the loan.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/12: TIL itemization did not disclose a $XXX attorney fee as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NC	8/XX/2012	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319782	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure seems to be fee related	B	B	Yes	Yes	Final HUD1	SC	11/XX/2011	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319740	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	6/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319735	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	1/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319796	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NC	12/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320270	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	TX	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321315	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/07: Appraisal not provided.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: TIL itemization did not disclose the $XXX attorney fee as a prepaid finance charge.	B	B	No	Yes	Final HUD1	VA	5/XX/2009	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570319680	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320711	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	VA	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320238	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/05: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	MD	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321331	XXX	1				1			A	A	No	Yes	Final HUD1	VA	1/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320237	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related	B	B	Yes	Yes	Final HUD1	MD	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320757	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	VA	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320338	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: TIL itemization did not disclose the $XXX attorney fee or $XXX courier fee as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	SC	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320696	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/06: High Cost testing not complete - Premium and terms were not documented in file.	1			A	A	No	Yes	Final HUD1	FL	6/XX/1997	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320275	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2019/XX/11: AMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2019/XX/09: The only fraud report located was an ID Cross Check.

*** (OPEN) Missing Document: Tax Certificate not provided
COMMENT: 2019/XX/13: Please provide tax cert reflecting 60.42 monthly for property taxes to match final 1008	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/XX/2014) - EV2

									*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	NC	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
XXX	XXX	2570320703	XXX	2	2	*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 2111.00 - EV2	*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 2111.00 COMMENT: 2019/XX/05: Missing proof of collection paid off as required per the loan approval.	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2019/XX/05: The GFE reflects $XXX vs the actual payment of $XXX.

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
										COMMENT: 2019/XX/05: The loan amount on the GFE is $XXX vs the actual loan amount of $XXX	B	B	Yes	Yes	Final HUD1	PA	4/XX/2014	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
XXX	XXX	2570320573	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013 - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	FL	2/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319642	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	GA	4/XX/2009	UTD	UTD	XXX	$XXX
XXX	XXX	2570320525	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	FL	9/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320627	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319622	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	ME	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319639	XXX	1				1			A	A	No	Yes	Final HUD1	MD	2/XX/2008	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320629	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MN	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319655	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319638	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319640	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/24: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/24: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or initialed by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320468	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		B	B	No	Yes	Final HUD1	FL	3/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319644	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		B	B	No	Yes	Final HUD1	GA	8/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320470	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320484	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing itemization of amount financed	B	B	Yes	Yes	Final HUD1	PA	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320306	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	CT	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321635	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	TX	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320044	XXX	1				1			A	A	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319797	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	GA	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321105	XXX	2	*** (OPEN) Missing Valuation: - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320805	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	CT	9/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320023	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319915	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2010	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319918	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	GA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319906	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	DE	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319872	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/30: Under disclosure is due to the lender utilizing an index value Lower then the lowest available value, the lowest index value available in the lookback period is 4.5725%.	B	B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321407	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or initialed by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	CT	11/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321906	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		C	C	Yes	No	HELOC Agreement	NJ	12/XX/2007	UTD	Primary	XXX	$XXX
XXX	XXX	2570321087	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/16: High Cost testing complete - Premium and terms were documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	AL	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320968	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file	1			A	A	Yes	Yes	Final HUD1	MA	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321376	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	AL	3/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321486	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	UT	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320213	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2		B	B	Yes	Yes	Final HUD1	CA	11/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319919	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/01: High Cost testing complete - Premium and terms documented in file	1			A	A	Yes	Yes	Final HUD1	CA	4/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320032	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2019/XX/01: utd	1			A	A	Yes	Yes	Final HUD1	CA	6/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321324	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/01: High Cost testing complete - Premium and terms documented in file.	1			A	A	Yes	Yes	Final HUD1	UT	6/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321579	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321753	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/01: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320175	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321224	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/01: High Cost testing complete - Premium and terms documented in file *** (OPEN) Missing Valuation: COMMENT: 2019/XX/03: Appraisal not provided.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	UT	5/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319875	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321194	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/09: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/09: Under disclosure is due to MI on Lender's TIL dropping off after 91 months; however,  audited TIL runs through life of loan due to missing an appraised value.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	AL	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320456	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/09: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: The TIL does not reflect the annual declining MI premium for the first 60 months correctly.	B	B	Yes	Yes	Final HUD1	FL	8/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320164	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	CA	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321161	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/01: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NY	6/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319997	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NC	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321890	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2

*** (OPEN) RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2013, prior to three (3) business days from transaction date of 01/XX/2013. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	Yes	Yes	Final HUD1	LA	1/XX/2013	Refinance	UTD	XXX	$XXX
XXX	XXX	2570321075	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1		B	B	Yes	Yes	Final HUD1	OH	11/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321088	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/01: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	VA	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320040	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321572	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	UT	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321543	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	NY	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320214	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	WA	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321508	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file	1			A	A	Yes	Yes	Final HUD1	NJ	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321381	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320012	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	NV	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321277	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321236	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2010 - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: Unable to determine under disclosure due to Itemization of Amount Financed not indicating amount of prepaids	B	B	Yes	Yes	Final HUD1	NY	1/XX/2011	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321290	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1		B	B	Yes	Yes	Final HUD1	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321574	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	LA	7/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321175	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MA	7/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321081	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	MA	8/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321441	XXX	2	2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CT	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319855	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IN	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320144	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319987	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2019/XX/02: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	NC	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319803	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	IL	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321415	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	MA	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321637	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	No	Missing	NC	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321879	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2		C	C	Yes	No	HELOC Agreement	NJ	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320097	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	TX	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321741	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	NY	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319830	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	1			A	A	Yes	Yes	Final HUD1	WA	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321384	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319909	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319620	XXX	2				2	*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		B	B	No	Yes	Final HUD1	WA	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321881	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		D	D	Yes	No	Missing	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319795	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321375	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	NY	1/XX/2003	UTD	Primary	XXX	$XXX
XXX	XXX	2570321452	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321548	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	NY	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321501	XXX	1				1	*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1		A	A	Yes	Yes	Final HUD1	FL	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321583	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	VA	11/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320212	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	IN	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321641	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	PA	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320849	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320233	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	ME	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321119	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321533	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320459	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Under disclosure is fee related. Itemization does not include Settlement/Closing/Escrow Fee $XXX as a PPFC, but it was charged to the borrower on the HUD.	B	B	Yes	Yes	Final HUD1	NJ	1/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320077	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

									*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: Unable to determine LTV/CLTV due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	WV	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321242	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (CLEARED) Non-Borrower-Paid Cash/Credit is missing. - EV1	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/16: High Cost testing complete - Premium and terms were documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV1

									*** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1		B	B	No	Yes	Final HUD1	OH	12/XX/2007	Purchase	UTD	XXX	$XXX
XXX	XXX	2570320381	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	D	D	Yes	No	Missing	MO	9/XX/2006	UTD	UTD	XXX	$XXX
XXX	XXX	2570321170	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/16: High Cost testing complete - Premium and terms were documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		B	B	No	Yes	Final HUD1	FL	4/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319903	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Valuation: - EV1 *** (CLEARED) Title: Evidence of title is missing - EV1	*** (CLEARED) Missing Valuation: COMMENT: 2019/XX/10: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) TILA - Final TIL Missing - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/10: File contains the Security Instrument, PUD Rider, ARM Rider and post closing documents.	B	B	Yes	Yes	Final HUD1	MD	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320794	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/16: Loan file does not contain any origination documentation.	D	D	No	Yes	Final HUD1	VA	4/XX/2005	Purchase	UTD	XXX	$XXX
XXX	XXX	2570319591	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	CA	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320179	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MD	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320432	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320060	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319985	XXX	2				2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	NC	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321431	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	FL	2/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321577	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: TIL itemization did not disclose a recording service fee of $XXX and courier fee of $XXX and over disclosed the Settlement fee by $XXX as prepaid finance charges. Payment stream portion is due to MI being in force for 114 months, however based on the loan amount and appraised value the MI would be in force for 126 months.	B	B	Yes	Yes	Final HUD1	PA	8/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321450	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	MA	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321751	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	Yes	Yes	Final HUD1	NY	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320102	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	Yes	Yes	Final HUD1	MD	8/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321530	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	PA	7/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320133	XXX	2	2	*** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	CO	12/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321410	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/02: High Cost testing not complete- Premium and terms were not documented in file.	2	*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 07/XX/2011 - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

									*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2		B	B	Yes	Yes	Final HUD1	FL	9/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320033	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed.Appears to be fee related.	B	B	Yes	Yes	Final HUD1	CA	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319950	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	GA	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320231	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	TX	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319814	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	CA	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321152	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Adjustable rate loan greater than $XXX contains an impermissible prepayment penalty of greater than 12 months. - EV2	*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Adjustable rate loan greater than $XXX contains an impermissible prepayment penalty of greater than 12 months.
										COMMENT: 2019/XX/06: PPP Expired. Prepayment charge not allowed per NY. Max prepayment charge for NY Arm loan is 6 months interest. XXX	B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319923	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319934	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

									*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1		B	B	Yes	Yes	Final HUD1	MI	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320184	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	B	B	Yes	Yes	Final HUD1	GA	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321079	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.
										COMMENT: 2019/XX/02: 4% late charge exceeds 2% maximum per state (NY)	B	B	Yes	Yes	Final HUD1	NY	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321650	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2		B	B	No	No	HELOC Agreement	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319600	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: The Lender's payment stream reflects the expiration of MI after 111 months. Based on the LTV and loan terms, the MI would be in force for 360 months.	B	B	Yes	Yes	Final HUD1	GA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321086	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	1			A	A	Yes	Yes	Final HUD1	IA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321064	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file.	1			A	A	Yes	Yes	Final HUD1	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320217	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	TX	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319899	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319974	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/04: Under disclosure is due to the lack of a Property Value in file causing the MI to stay on for the full amount of the loan. The TIL payment stream shows MI dropping off after month 254.	B	B	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320045	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320824	XXX	1				1			A	A	Yes	Yes	Final HUD1	MA	3/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321244	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3	2	*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MA	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319862	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	GA	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321535	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/06: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2009, prior to three (3) business days from transaction date of 04/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	NY	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321419	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	UT	10/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321434	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/06: High Cost testing complete - Premium and terms documented in file.	1			A	A	Yes	Yes	Final HUD1	NY	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320198	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	SC	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319971	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NC	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320219	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	WA	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321626	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MD	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321425	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/10: Under-disclosure due to lender utilizing an index value of 3.888% per approval, however the lowest index value available in the lookback period is 4.0108%.	B	B	Yes	Yes	Final HUD1	NJ	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319839	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	AZ	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320140	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IL	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321534	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MN	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319866	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	IL	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319961	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Stamped Title Company Closing Statement Used For Fee Testing: Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		D	D	Yes	Yes	Stamped Title Co. Closing Statement	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321412	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	MA	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321517	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	IA	5/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320291	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	IL	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319804	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	DE	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319911	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NE	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320169	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	ME	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321823	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NM	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321603	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	TX	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320218	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	IN	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321413	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	KY	4/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321660	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/02: Closing instructions indicate the Index used was 2.171%. The only Index available within the look-back period is 2.3467%.

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
										COMMENT: 2019/XX/04: Yield spread premiums were excluded from CA APLS points and fees given inclusion prior to 2/XX/06 is not clear.	B	B	Yes	Yes	Final HUD1	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319980	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MD	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320134	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		D	D	Yes	Yes	Estimated HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320128	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319977	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MD	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319799	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320105	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	CA	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321140	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	LA	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321653	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321652	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
										dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	NC	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321867	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
										or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	VA	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321631	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	No	Yes	HELOC Agreement	CA	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321655	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
										COMMENT: 2019/XX/13: HUD is missing page 2 with the fee breakdown.	D	D	Yes	No	Missing	CA	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321648	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: It appears the Lender utilized an index value lower than 1.463%, the lowest index available in the lookback period.	B	B	Yes	Yes	Final HUD1	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321891	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2009, prior to three (3) business days from transaction date of 03/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	LA	3/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320136	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act): Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321480	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320448	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/11: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	B	B	No	Yes	Final HUD1	AL	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321665	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	D	D	Yes	No	Missing	TN	6/XX/2002	UTD	Primary	XXX	$XXX
XXX	XXX	2570320054	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: The lender's TIL does not disclose payments that are consistent with the terms of the step rate feature on the note.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	NC	6/XX/1996	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321309	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2019/XX/17: Page 1 of the provided HUD has not been filled out.	D	D	Yes	Yes	Estimated HUD1	OH	2/XX/1996	UTD	UTD	XXX	$XXX
XXX	XXX	2570321654	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	IN	3/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319981	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/16: High Cost testing complete - Premium and terms were documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2012 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		B	B	Yes	Yes	Final HUD1	IL	4/XX/2012	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321333	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/10: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.66800% is underdisclosed from calculated APR of 4.01052% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: TIL is from 2013 and does not provide the payment stream breakdown.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	PA	2/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320037	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	AR	11/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321204	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/16: Loan file does not contain any origination documentation.	D	D		No	Missing					XXX	$XXX
XXX	XXX	2570321571	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Non-Borrower-Paid Cash/Credit is missing. - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	NJ	9/XX/2008	UTD	Primary	XXX	$XXX
XXX	XXX	2570321812	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	LA	7/XX/2007	UTD	UTD	XXX	$XXX
XXX	XXX	2570321580	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320125	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.80200% is underdisclosed from calculated APR of 6.07320% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/02: Under disclosure is due to the lender utilizing an index value of 2.171% per the loan approval, however the lowest index value available in the lookback period is 2,50%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.80200% is underdisclosed from calculated APR of 6.07320% outside of 0.125% tolerance.
										COMMENT: 2019/XX/02: due to the lender utilizing an index value of 2.171% perUnder disclosure is due to the lender utilizing an index value of 2.171% per the loan approval, however the lowest index value available in the lookback period is 2,50%. the loan approval, however the lowest index value available in the lookback period is 2,50%.	D	D	Yes	Yes	HUD1, not signed or stamped	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321206	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321327	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319824	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2019/XX/02: Rate lock missing from file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321581	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	PA	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320201	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	CA	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321259	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319947	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321373	XXX	2	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	VA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320069	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	TX	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321154	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/02: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	MO	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321347	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
										or dated by borrower so cannot confirm that borrower received	B	B	Yes	Yes	Final HUD1	CT	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319608	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MD	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320211	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/04: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	NC	5/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321911	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	MA	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320194	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/04: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	D	D	Yes	Yes	HUD1, not signed or stamped	HI	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320002	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	NC	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321402	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CT	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320182	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	No	HELOC Agreement	NC	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321319	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/02: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: Under disclosure is due to the lender’s TIL reflecting MI being in force for 132 months, however based on the loan amount and appraised value the MI would be in force for 146 months.	B	B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321907	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NY	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320208	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321896	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	LA	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321326	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	LA	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321149	XXX	1				1			A	A	Yes	Yes	Final HUD1	VA	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320158	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321363	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NJ	6/XX/2004	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320181	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320101	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321586	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321178	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320180	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MD	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321291	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 7.76442% or Final Disclosure APR of 7.78831% is in excess of allowable threshold of USTreasury 4.7200% + 3%, or 7.72000%. Compliant Subprime Loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 7.76442% or Final Disclosure APR of 7.78831% is in excess of allowable threshold of USTreasury 4.7200% + 3%, or 7.72000%. Compliant Subprime Loan.
										COMMENT: 2019/XX/03: The loan file contains the following third-party documentation: 1) underwriting documentation/repayment ability analysis (1008 and approval). Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.	B	B	Yes	Yes	Final HUD1	MN	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320147	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	SC	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321744	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	NJ	10/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320067	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321418	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Missing Document: HUD-1 Addendum not provided
										COMMENT: 2019/XX/10: HUD line 1306 reflects "Total from addendum lines (See Addendum)" for $XXX however a copy of the HUD addendum was not located in the image file provided. Based on the loan AUS it appears this is for the payoff of 2 consumer debts that combined equal $XXX but missing the addendum to confirm. Loan has been tested assuming this is for a debt payoff and not a loan fee.	D	D	Yes	Yes	Final HUD1	NY	2/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321646	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	DC	12/XX/2010	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570321910	XXX	1				1			A	A	Yes	Yes	Final HUD1	NM	10/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320166	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321516	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	NY	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321320	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	MO	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320202	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		B	B	Yes	Yes	Final HUD1	AR	5/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321507	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	CT	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320246	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	GA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320210	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NC	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321389	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2

									*** (OPEN) Virginia Mortgage Lender and Broker Act (Demand Feature): Virginia Mortgage Lender and Broker Act: Mortgage loan contains an impermissible demand feature. - EV2		B	B	Yes	Yes	Final HUD1	VA	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321294	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	UT	2/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321636	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319998	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IN	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321886	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream portion is due to the lender’s TIL reflecting MI being in force for 122 months, however based on the loan amount and appraised value the MI would be in force for 125 months.	B	B	Yes	Yes	Final HUD1	PA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321575	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	OH	11/XX/2008	UTD	UTD	XXX	$XXX
XXX	XXX	2570321182	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	OH	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321544	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	4/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320368	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	9/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320430	XXX	1				1			A	A	Yes	Yes	Final HUD1	MA	1/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321238	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	NJ	12/XX/2000	Purchase	UTD	XXX	$XXX
XXX	XXX	2570321527	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	VA	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321340	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	OH	2/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320026	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	IN	1/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319871	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321449	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2	*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
										COMMENT: 2019/XX/03: PPP is expired. Prepayment penalty verbiage does not provide waiver if refinanced with same lender as required in the state of OH. It is noted that addendum reflects statement "I will not be obligated to pay a Prepayment fee if it violates state or federal law."	B	B	Yes	Yes	Final HUD1	OH	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320186	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319882	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319972	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	Yes	Yes	HUD1, not signed or stamped	WA	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321472	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: TIL itemization did not disclose a recording service fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	LA	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320142	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	CA	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320174	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	IL	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321916	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	OH	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321564	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	VA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320085	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	GA	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320240	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2		B	B	Yes	Yes	Final HUD1	WI	2/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321166	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	MN	4/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321393	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note Error: Zip code is blank. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	VT	2/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321249	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	AL	5/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320084	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	ME	8/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321350	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: TIL Itemization did not disclose the origination fee of $XXX and the settlement fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	PA	8/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320193	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CO	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321341	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.25019% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .25019%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) This High Cost loan contains one or more prohibited practice exceptions - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321052	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	VA	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320083	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/03: File does not contain either Preliminary or Final Title.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	IN	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320407	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2	*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
										COMMENT: 2019/XX/05: PPP expired. PPP of 3% for the 1st year, 2% for the 2nd year exceeds MN limit of 60 days interest on the unpaid principal balance. XXX	B	B	No	Yes	Final HUD1	MN	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320156	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by Borrower so cannot confirm that Borrower received	B	B	Yes	Yes	Final HUD1	TX	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319616	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	CA	8/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320057	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty: Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2		B	B	No	Yes	Final HUD1	NE	8/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321498	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/03: 36 months PPP expired.	B	B	Yes	Yes	Final HUD1	CT	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319893	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320010	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	AZ	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319602	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	AZ	7/XX/2007	Refinance	UTD	XXX	$XXX
XXX	XXX	2570321330	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1		B	B	Yes	Yes	Final HUD1	MA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320093	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MD	7/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320103	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321479	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/05: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	VA	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320036	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	DE	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320431	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	VA	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321439	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	PA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319881	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	MD	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319598	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321247	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/05: Appraisal not provided	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	VA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321103	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/09: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	OH	7/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319605	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321689	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	VA	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321901	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/10: High Cost testing complete - Premium and terms documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	D	D	Yes	No	Missing	NY	1/XX/2009	UTD	UTD	XXX	$XXX
XXX	XXX	2570321137	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/10: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: No value provided.  Unable to determine PMI termination date.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321383	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	D	D		No	Missing					XXX	$XXX
XXX	XXX	2570321919	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/10: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.79944% or Final Disclosure APR of 5.01800% is in excess of allowable threshold of APOR 3.41% + 1.5%, or 4.91000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2019/XX/10: Loan file does not contain any third party documentation of the borrower's ability to repay.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.79944% or Final Disclosure APR of 5.01800% is in excess of allowable threshold of APOR 3.41% + 1.5%, or 4.91000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2019/XX/10: Loan file does not contain any third party documentation of the borrower's ability to repay.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	NY	10/XX/2012	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320388	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/17: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/17: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	AL	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321897	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (CLEARED) Incomplete Document: Note - Subject Lien is incomplete - EV1 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1 *** (CLEARED) Missing Valuation: - EV1	*** (CLEARED) Incomplete Document: Note - Subject Lien is incomplete COMMENT: 2019/XX/17: Note provided is missing pages 2 and 3 of 3. *** (CLEARED) Missing Valuation: COMMENT: 2019/XX/17: Appraisal not provided.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

									*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/17: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	LA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321918	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/16: Loan file does not contain any origination documentation.	D	D		No	Missing			UTD	UTD	XXX	$XXX
XXX	XXX	2570319975	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 28.24282% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XXX (2001). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2001) (an overage of $XXX or 20.24282%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.25190% is underdisclosed from calculated APR of 12.57548% outside of 0.125% tolerance. - EV1

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1

*** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1

*** (CLEARED) This High Cost loan contains one or more prohibited practice exceptions - EV1

*** (CLEARED) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Prohibited Fees on Same Lender Refi Within 24 Months of Prior Loan): Unable to determine if a tangible net benefit existed on a loan or if the loan was refinanced within 24 months of the original loan due to missing information. - EV1

*** (CLEARED) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: Unable to determine LTV/CLTV due to missing information. - EV1

*** (CLEARED) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - Points and Fees Exceeds State Thresholds: West Virginia Residential Mortgage Lender, Broker and Servicer Act: Points and Fees on subject loan of 21.71875% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 16.71875%). - EV1	*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 28.24282% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XXX (2001). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2001) (an overage of $XXX or 20.24282%). Non-Compliant High Cost Loan.
COMMENT: 2019/XX/18: HUD line 1305 reflects "see additional disb. exhibit" for $XXX however a copy of the exhibit was not provided itemizing this line item. The entire amount has been included in high cost testing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.

*** (CLEARED) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.25190% is underdisclosed from calculated APR of 12.57548% outside of 0.125% tolerance.
COMMENT: 2019/XX/18: HUD line 1305 reflects "see additional disb. exhibit" for $XXX however a copy of the exhibit was not provided itemizing this line item. The entire amount has been included in high cost testing.

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/18: HUD line 1305 reflects "see additional disb. exhibit" for $XXX however a copy of the exhibit was not provided itemizing this line item. The entire amount has been included in high cost testing.

*** (CLEARED) Missing Document: HUD-1 Addendum not provided
COMMENT: 2019/XX/18: HUD line 1305 reflects "see additional disb. exhibit" for $XXX however a copy of the exhibit was not provided itemizing this line item. The entire amount has been included in high cost testing.

*** (CLEARED) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - Points and Fees Exceeds State Thresholds: West Virginia Residential Mortgage Lender, Broker and Servicer Act: Points and Fees on subject loan of 21.71875% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 16.71875%).
										COMMENT: 2019/XX/18: HUD line 1305 reflects "see additional disb. exhibit" for $XXX however a copy of the exhibit was not provided itemizing this line item. The entire amount has been included in high cost testing.	B	B	Yes	Yes	Final HUD1	WV	5/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320460	XXX	3	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete COMMENT: 2019/XX/10: Note provided is missing page 3 of 3.	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) TILA - Final TIL Missing - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/10: Loan file does not contain any origination documentation.	D	D		No	Missing	MO	2/XX/2008	UTD	Primary	XXX	$XXX
XXX	XXX	2570321601	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 60 days interest on 80% of the original amount of the loan. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	WI	2/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321181	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	NY	2/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319989	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/09: Loan file does not contain any origination documentation.	D	D	Yes	No	Missing	GA	10/XX/2007	UTD	UTD	XXX	$XXX
XXX	XXX	2570321437	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	OK	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320074	XXX	2	*** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/05: Under disclosure is due to the lender utilizing an initial mortgage insurance monthly premium of $XXX per the Final TIL, however the Addendum to URLA 92900A reflects an initial mortgage insurance monthly premium of $XXX.	B	B	Yes	Yes	Final HUD1	AZ	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319988	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	IL	1/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321205	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	PA	10/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319995	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2019/XX/03: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	D	D	Yes	Yes	HUD1, not signed or stamped	MD	1/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320115	XXX	2	2	*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		B	B	No	Yes	Final HUD1	WA	1/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321421	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	NY	10/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321862	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	PA	4/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321629	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MI	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321306	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	VA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321195	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Louisiana Prepayment Penalty: Louisiana Prepayment Penalty (Residential Mortgage Lending Act):  Loan contains impermissible prepayment penalty greater than 5% in year 1, 4% in year 2, 3% in year 3, 2% in year 4, or 1% in year 5; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	LA	2/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320016	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	TX	2/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321663	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	GA	9/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319949	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Underdisclosed due to lender index value 2.347% per closing instruction, and lookback index available is 2.50420%.	B	B	Yes	Yes	Final HUD1	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321422	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	MA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321335	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: The Lender's payment stream reflects the expiration of MI after 140 months. Based on the LTV and loan terms, the MI would be in force for 156 months.	B	B	Yes	Yes	Final HUD1	LA	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320005	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320062	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321214	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320020	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321420	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320244	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	GA	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321644	XXX	2	*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: The itemization of amount financed did not include the closing fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NC	12/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321666	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NC	4/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320228	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	DC	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320078	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2019/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	TX	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320064	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NC	10/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320049	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	GA	1/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320163	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		D	D	Yes	No	Missing	NC	6/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320080	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
										COMMENT: 2019/XX/03: No appraisal provided.	B	B	Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321455	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	HELOC Agreement	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321883	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	MO	1/XX/2006	UTD	UTD	XXX	$XXX
XXX	XXX	2570321664	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		B	B	Yes	Yes	Final HUD1	WA	6/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320009	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	WA	8/XX/2003	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321482	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	FL	7/XX/2003	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321888	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321545	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321904	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	VA	4/XX/1997	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321251	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	LA	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321522	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	PA	5/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321433	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	NJ	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321657	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MI	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321199	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321332	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/03: Appraisal not provided.	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NJ	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319954	XXX	1				1			A	A	Yes	Yes	Final HUD1	WI	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321191	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	MA	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321359	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/05: The Lender's payment stream reflects the expiration of MI after 135 months. Based on the LTV and loan terms, the MI would be in force for 139 months.

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
										COMMENT: 2019/XX/03: Late charge of 5% exceeds 2% maximum per state (NY.)	B	B	Yes	Yes	Final HUD1	NY	1/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321287	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Note Error: Zip code is blank. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: o Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	D	D	Yes	Yes	HUD1, not signed or stamped	NY	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321559	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/1999, prior to three (3) business days from transaction date of 05/XX/1999. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2019/XX/03: TIL in file indicated to be final, loan date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	FL	5/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321189	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	LA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320126	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319860	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319904	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MD	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321150	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	KY	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321465	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MS	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321718	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	VA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321471	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	AL	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321464	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	PA	2/XX/2000	UTD	UTD	XXX	$XXX
XXX	XXX	2570321887	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/1997, prior to three (3) business days from transaction date of 04/XX/1997. - EV2		B	B	No	Yes	HELOC Agreement	NY	4/XX/1997	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320050	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	SC	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320055	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	WI	8/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320209	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	GA	4/XX/1999	UTD	UTD	XXX	$XXX
XXX	XXX	2570321207	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	OH	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320375	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320207	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2		B	B	Yes	Yes	Final HUD1	WI	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319590	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		1			A	A	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319619	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1		B	B	Yes	Yes	Final HUD1	MD	9/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321146	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321212	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	FL	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321538	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	MS	8/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321221	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	FL	6/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321466	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319984	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: TIL itemization did not disclose the additional $XXX prepaid interest fee as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	CA	3/XX/1996	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320019	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	AR	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320146	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321177	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MS	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321429	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance. - EV2	*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.
										COMMENT: 2019/XX/03: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA loan is 2% of the prepaid balance. - note states 6 months interest. Lender is XXX.	B	B	No	Yes	Final HUD1	VA	11/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321257	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	VA	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321556	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/1998, prior to three (3) business days from transaction date of 09/XX/1998. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: o Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	FL	8/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320192	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	IN	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320089	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3	*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3		C	C	Yes	Yes	Final HUD1	NC	12/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320070	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty: Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.
										COMMENT: 2019/XX/03: PPP Expired. Prepayment charge not allowed per state (NE) - prepayment charge not allowed for APR over 0%. Note states 6 months interest. Lender is XXX.	B	B	Yes	Yes	Final HUD1	NE	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321228	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	OH	5/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321203	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/03: PPP Expired. Prepayment penalty for OH is 5 years at 1% of original balance. Note states 5 years at 1% interest which conforms to OH statutes.	D	D	Yes	No	Missing	OH	8/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319992	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320206	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	WA	9/XX/2007	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321336	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: TIL itemization disclosed a Premium Price Credit of $XXX, resulting in an overall negative prepaid finance charge.	B	B	Yes	Yes	Final HUD1	CT	6/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319811	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	1			A	A	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320305	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	NE	3/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320082	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	WI	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321469	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321557	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/05: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NJ	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321560	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: TIL itemization did not disclose the $XXX settlement fee as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NJ	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321515	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	CT	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320784	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320154	XXX	1				1			A	A	No	Yes	Final HUD1	MD	1/XX/2014	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321192	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/03: Appraisal not provided.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	LA	10/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319976	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NC	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320091	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2019/XX/05: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321346	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/06: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm borrower received.	B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321424	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		D	D	Yes	No	Missing	OR	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320104	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: The index the Lender used at origination was not provided in the file. The only index value available in the lookback period is 2.7367% but results in a higher payment for the final payment stream than was disclosed on the Final TIL.	B	B	Yes	Yes	Final HUD1	MD	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320075	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MD	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321394	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320145	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: The under discclosure is due to the Final TIL indicating the amount financed exceeds the loan amount. There is no HUD in the file but the itemization indicates only the prepaid interest credit was a prepaid finance charge.	D	D	Yes	No	Missing	AR	2/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319618	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321658	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Under disclosure is due to the TIL showing the MI stopped after the 120th payment. The calculated dropoff is after the 161st payment.	B	B	Yes	Yes	Final HUD1	SC	2/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320031	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Itemization did not include the $XXX TI Set Up fee paid to the closing agent as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	IL	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321582	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 3 months interest. - EV2	*** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 3 months interest.
										COMMENT: 2019/XX/03: PPP Expired. Prepayment charge not allowed per state (MA) - prepayment charge not allowed over 3 months interest. Note states up to 6 months interest. Lender is XXX.	B	B	Yes	Yes	Final HUD1	MA	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320221	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MD	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320152	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: The index value the lender used was not provided in the loan file, the lowest available index in the look back is 4.8833%.	B	B	Yes	Yes	Final HUD1	CO	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320183	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: Payment stream on Final TIL reflects loan re-casting after 44 payments. Per calculation, reduced payment duration is 42 payments.	B	B	No	Yes	Final HUD1	HI	9/XX/2007	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570320153	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	CA	7/XX/2007	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321401	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance. - EV2	*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.
										COMMENT: 2019/XX/03: Per Prepayment rider penalty fee enforced for payment prior to 12/XX/2009 will be 5% of the excess amount. Prepayment penalty after 12/XX/2009 will be 20%	B	B	Yes	Yes	Final HUD1	OH	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321539	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CT	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321295	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321285	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/06: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	MA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321372	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	VA	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319890	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2019/XX/03: Rate lock documentation was not provided.	2	*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320185	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	GA	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321442	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: Prepayment penalty not permissible on an adjustable rate loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	MO	9/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321576	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	MS	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321494	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	CT	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319834	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	TX	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320417	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	PA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321345	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: TIL itemization did not disclose a recording service fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	MO	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321176	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/03: PPP expired. Prepayment charge for state (VA) is up to two percent of amount of prepayment. Note states 3/2/1% of principal obligation outstanding as of last business day of each month for prior six (6) months. Lender is XXX.	B	B	Yes	Yes	Final HUD1	VA	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320095	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	WI	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321632	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2		B	B	Yes	Yes	Final HUD1	TX	11/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320148	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MI	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320418	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2009, prior to three (3) business days from transaction date of 05/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	UT	5/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321445	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320117	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	AZ	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319990	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MI	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321475	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319597	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321378	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2		D	D	Yes	No	Missing	OH	7/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320372	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320047	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	CO	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321414	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance. - EV2		B	B	Yes	Yes	Final HUD1	OH	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320391	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321497	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321366	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NJ	12/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321536	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	KY	12/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321546	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Under-disclosure due to lender utilizing an index value of 5.793% per Commitment Letter, however the lowest index value available in the lookback period is 5.9167%.	B	B	Yes	Yes	Final HUD1	OR	9/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321311	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: The index the Lender used at origination was not provided in the file. The only index value available in the lookback period is 2.65% but results in a higher payment for the final payment stream than was disclosed on the Final TIL.	B	B	Yes	Yes	Final HUD1	CT	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320203	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.73400% is underdisclosed from calculated APR of 4.99778% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed. Approval indicates index value used is 1.595%; only index available in lookback period is 2.0217%

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.73400% is underdisclosed from calculated APR of 4.99778% outside of 0.125% tolerance.
										COMMENT: 2019/XX/03: Approval indicates index value used is 1.595%; only index available in lookback period is 2.0217%	B	B	Yes	Yes	Final HUD1	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320227	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MI	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321566	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2		D	D	Yes	No	Missing	VA	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320222	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321728	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321588	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	LA	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320131	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	MI	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319965	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	GA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320362	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: The Lender's TIL reflects MI dropping off after 121 months, however, the audited TIL indicates MI should drop off after 127 months.	B	B	Yes	Yes	Final HUD1	NY	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321260	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	VA	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319627	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	CO	12/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320361	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	FL	10/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321555	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	PA	3/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321525	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	PA	6/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321513	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321276	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/03: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	CT	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320013	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IN	3/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321144	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	OH	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320001	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MI	6/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320191	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320414	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NY	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320003	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	GA	12/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319604	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2019/XX/04: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320090	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	GA	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321893	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	OR	6/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321584	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	VA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320120	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: The itemization of amount financed did not include the application fee of $XXX and service charges of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	GA	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320061	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	WI	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320230	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320160	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	CA	11/XX/2004	UTD	Primary	XXX	$XXX
XXX	XXX	2570321209	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	VA	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321399	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320007	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2019/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2019/XX/03: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	GA	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321503	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321289	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/17: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.44459% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.78% + 1.5%, or 6.28000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Doc) Loan images/file not provided - EV1	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2019/XX/17: Loan file does not contain any third party documentation of the borrower's ability to repay.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.44459% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.78% + 1.5%, or 6.28000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2019/XX/17: Loan file does not contain any third party documentation of the borrower's ability to repay.

*** (CLEARED) (Missing Doc) Loan images/file not provided
										COMMENT: 2019/XX/17: File contains only post closing documentation.	B	B	Yes	Yes	Final HUD1	NJ	6/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321458	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/03: Loan file does not contain any origination documentation.	D	D		No	Missing			UTD	UTD	XXX	$XXX
XXX	XXX	2570320035	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/17: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/17: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	IN	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321237	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2019/XX/19: Signed HUD includes a $XXX Escrow fee on page 2 that is not included in the total figure on line 1400 and not included in line 103 on page 1. The closing instructions indicate the escrow fee of $XXX was to be paid by the borrower at closing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Approval indicates the Index used was 5.09%. The closest Index available in our look-back period is 5.0881% and results in a higher payment than was disclosed on the Final TIL.	D	D	Yes	Yes	Estimated HUD1	NY	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321390	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	10/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321900	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

									*** (OPEN) Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: Prepayment penalty not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321899	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	VA	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320118	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IL	5/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320096	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	CA	1/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321630	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/03: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate and collection method on the loan.	B	B	Yes	Yes	Final HUD1	IN	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320086	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower. - EV2

									*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty: Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2		B	B	No	Yes	Final HUD1	NE	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321460	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	LA	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321241	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MO	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319609	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MI	1/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319789	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NC	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321920	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	MO	6/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321554	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NY	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320189	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	ID	10/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320288	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320301	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MD	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321169	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Vermont Prepayment Penalty: Vermont Prepayment Penalty: Prepayment penalty not permissible by state law. - EV2	*** (OPEN) Vermont Prepayment Penalty: Vermont Prepayment Penalty: Prepayment penalty not permissible by state law.
										COMMENT: 2019/XX/03: PPP Expired. Prepayment charge not allowed per state (VT) - max prepayment charge for VT loan is 0% - note states 3%, 2%, 1%. Lender is XXX.	B	B	Yes	Yes	Final HUD1	VT	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321561	XXX	2				2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2		B	B	No	Yes	Final HUD1	MA	8/XX/2007	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570321317	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MN	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320039	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/03: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL ARM loan is $XXX for an annual interest rate that is less than or equal to 8% - note states maximum interest rate of 12.99%. Lender is XXX.	B	B	Yes	Yes	Final HUD1	IL	10/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321529	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act.
										COMMENT: 2019/XX/03: PPP Expired. Prepayment charge not allowed per state AL - max prepayment charge for AL loan is 0% - note states 5%, 4%, 3%. Lender is XXX.	B	B	Yes	Yes	Final HUD1	AL	10/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320094	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320099	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment Penalty: Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note Addendum. - EV2		B	B	Yes	Yes	Final HUD1	NH	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319967	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NC	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320167	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	GA	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320081	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	CA	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320171	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321112	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	FL	1/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321488	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	NY	6/XX/2007	UTD	UTD	XXX	$XXX
XXX	XXX	2570321354	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/04: TIL itemization did not disclose a Settlement / Closing fee of $XXX Courier fee for $XXX and a Wire Transfer fee for $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	OH	9/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321909	XXX	3	1	3	*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM. - EV3

									*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Secondary/10/XX/2015) - EV2		B	C	Yes	Yes	Final HUD1	VA	10/XX/2015	Purchase	Primary	XXX	$XXX		UTD	Safe Harbor QM
XXX	XXX	2570321903	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2019/XX/11: No income/employment documentation is provided. Missing paystubs, W-2s, VVOE and, if required, 1040 and 4506-T.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 65.60000%/65.60000%, Credit Score: 649, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty. - EV3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/4101962) - EV3

*** (OPEN) TILA - Impermissible Prepayment Penalty: Truth in Lending Act (Dodd-Frank 2014): Covered transaction contains impermissible prepayment penalty. - EV3

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information. - EV2

*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2014 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2

*** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2014, prior to three (3) business days from transaction date of 05/XX/2014. - EV2	*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2019/XX/11: Unable to determine due to missing documents / data.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 65.60000%/65.60000%, Credit Score: 649, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2019/XX/11: Unable to determine due to missing documents / data.

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2019/XX/11: Unable to determine due to missing documents / data.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/4101962)
COMMENT: 2019/XX/11: Unable to determine due to missing documents / data.

*** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information.
COMMENT: 2019/XX/11: Unable to determine due to missing documents / data.

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2014)
COMMENT: 2019/XX/11: Stated value used as appraisal is missing from the loan images.

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2019/XX/11: The document was provided and signed at closing.

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2014, prior to three (3) business days from transaction date of 05/XX/2014.
										COMMENT: 2019/XX/11: Disbursement Date not disclosed on HUD-1A.	D	D	Yes	Yes	HUD1, not signed or stamped	LA	5/XX/2014	Refinance	Primary	XXX	$XXX		UTD	ATR Fail
XXX	XXX	2570321673	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
										COMMENT: 2019/XX/11: An appraisal disclosure was not required for this loan.	B	B	Yes	Yes	Final HUD1	FL	9/XX/2014	Purchase	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
XXX	XXX	2570321898	XXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2020/XX/30: Loan file does not contain any origination documentation. Note date is 10/XX/2014 so loan is likely subject to DF in which case the complete credit package (note, HUD, income, assets, credit, approval, etc.) will be required in order to review the loan.	D	D		No	Final HUD1	NY	10/XX/2014			XXX	$XXX
XXX	XXX	2570320259	XXX	2	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/05: Title fees not disclosed as finance charges.	B	B	Yes	Yes	Final HUD1	NC	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320274	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	CA	6/XX/2013	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320660	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/24: Unable to determine the reason for the under disclosure. No itemization of the amount financed was located in the file.	B	B	Yes	Yes	Final HUD1	NY	6/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320665	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	LA	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321302	XXX	1				1			A	A	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319737	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	DE	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321338	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320342	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/13: TIL Itemization did not disclose an Attorney fee of $XXX a Courier fee of $XXX a MERS fee of $XXX a Processing fee of $XXX and a Wire fee of $XXX partially offset by an itemized Other Prepaid Finance of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	CT	9/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320697	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2		B	B	Yes	Yes	Final HUD1	OH	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321063	XXX	1				1			A	A	Yes	Yes	Final HUD1	OR	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319816	XXX	2		*** (OPEN) Missing Document: Note Addendum - Prepayment not provided - EV3	*** (OPEN) Missing Document: Note Addendum - Prepayment not provided COMMENT: 2018/XX/30: Verified PPP addendum/rider is not on file or on Note	2	*** (OPEN) Prepayment Penalty Discrepancy - EV2	*** (OPEN) Prepayment Penalty Discrepancy COMMENT: 2018/XX/30: Verified PPP rider/addendum is not in file.	B	B	Yes	Yes	Final HUD1	GA	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321301	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	FL	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320241	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	NH	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321616	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		B	B	No	Yes	Final HUD1	CA	6/XX/2007	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320702	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	MA	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320662	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
										COMMENT: 2019/XX/22: PPP Expired . PPP of 5%/5% exceeds state limit. Lender is XXX.	D	D	Yes	No	Missing	CT	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321280	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty:  Prepayment penalty not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/21: 5% late charge exceeds 2% maximum per state (NY)

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty:  Prepayment penalty not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years.
										COMMENT: 2019/XX/21: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY 1-6 family owner occupied ARM loan that exceeds 6% rate is 0% after 1 year- note states 2 year PPP of 3%, 2% Lender is XXX.	D	D	Yes	No	Missing	NY	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320261	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	WA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320675	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	OR	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321308	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NY	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319596	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream. - EV2	*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2019/XX/29: Grace period not allowed per state (MD) – min grace period for MD is 15 days- note states 10 days.

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/30: Late charge not allowed per state (MD) – max late charge for MD is 5%- note states 6%.

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
COMMENT: 2019/XX/29: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for XX ARM/Fixed loan is two months’ advance interest on the aggregate amount of all prepayments made in any 12-month period, in excess of 1/3 the amount of the original loan - note states 6 months interest. Lender is XXX.

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
										COMMENT: 2019/XX/30: Late charge not allowed per state (MD) – max late charge for MD is 5%- note states 6%.	B	B	Yes	Yes	Final HUD1	MD	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320250	XXX	2	2	*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 36 months. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 36 months.
										COMMENT: 2019/XX/29: PPP Expired. Prepayment charge not allowed per state of MD - max prepayment term is 3 years/36 months - note states 5 years/60 months. Lender is Wilmington Finance, a division of AIG Federal Saving Bank.	B	B	Yes	Yes	Final HUD1	MD	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320204	XXX	2	*** (OPEN) Missing Document: Missing all loan applications. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321099	XXX	2	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		B	B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320027	XXX	2	2	*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2000 which is 30 days prior to the note date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	IL	6/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321514	XXX	2				2	*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2007 which is 30 days prior to the note date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321377	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320017	XXX	2	*** (CLEARED) Title: Evidence of title is missing - EV1	2	*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2008 which is 30 days prior to the note date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NC	4/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320119	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2016/XX/16: Missing  Signatures on Final TIL

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2016/XX/16: Missing  Signatures on Final TIL

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2016/XX/16: Missing Signed  Facta Disclosure

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2016/XX/16: Missing Final TIL signed by borrower

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
										COMMENT: 2016/XX/16: Missing Affiliated Business Arrangement Disclosure signed within 3 days of application	B	B	Yes	Yes	Final HUD1	IL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320157	XXX	1				1			A	A	Yes	Yes	Final HUD1	HI	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320068	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/24: Courier fee of $XXX not included in finance charges	B	B	Yes	Yes	Final HUD1	AR	5/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320065	XXX	2	*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321066	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/14: Partial variance in finance charge as follows: Lender disclosed $XXX in settlement fees and $XXX in courier vs $XXX and $XXX respectively on the HUD. This leaves a variance of $XXX which cannot be accounted for.	B	B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321391	XXX	2		*** (OPEN) Missing Document: Missing all loan applications. - EV3 *** (OPEN) Title: Evidence of title is missing - EV3		2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	NJ	7/XX/2008	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320123	XXX	2				2	*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2003 which is 30 days prior to the note date. - EV2		B	B	Yes	Yes	Final HUD1	MD	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320135	XXX	1				1			A	A	No	Yes	Final HUD1	IL	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321171	XXX	2	*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2016/XX/22: TIL not signed	B	B	Yes	Yes	Final HUD1	VA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320110	XXX	2				2	*** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	IN	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320109	XXX	3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	3	*** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

									*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed. - EV3		C	C	Yes	Yes	Final HUD1	RI	9/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321188	XXX	2				2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320224	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	10/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321558	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	2/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321524	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	2/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321400	XXX	2				2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319829	XXX	2	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

									*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1		B	B	Yes	Yes	Final HUD1	TN	10/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319815	XXX	2				2	*** (OPEN) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322): Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV2		B	B	Yes	Yes	Final HUD1	CO	4/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319879	XXX	2	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320150	XXX	1				1	*** (CLEARED) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees. - EV1		A	A	Yes	Yes	Final HUD1	WV	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320052	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	5/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320162	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	NV	11/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320271	XXX	2	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	TN	7/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321097	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		B	B	Yes	Yes	Final HUD1	NM	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319848	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/10: Missing MIC.	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	IL	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320394	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NJ	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321662	XXX	2	2	*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	B	Yes	Yes	Final HUD1	RI	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321235	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2016/XX/19: Missing Note HUD and final TIL	D	D		No	Missing	OH	6/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321281	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  7/XX/1993 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	OH	8/XX/1993	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320168	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/16: Audit reviewed final TIL itemization and unable to determine source of under disclosure.	B	B	Yes	Yes	Final HUD1	SC	10/XX/1997	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320021	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and may not contain standard legal language. - EV2	2	*** (WAIVED) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.31392% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .31392%). - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2000 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2		B	B	Yes	Yes	Final HUD1	SC	9/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320114	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 11.27000% is underdisclosed from calculated APR of 11.39845% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/16: TIL Itemization reflected a loan origination fee of $XXX whereas the final HUD reflected a loan origination fee of $XXX and the TIL Itemization did not disclose the attorney's fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NC	5/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319993	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/1999 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	WV	10/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321243	XXX	1				1			A	A	Yes	Yes	Final HUD1	OH	2/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321912	XXX	2	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2016/XX/16: used credit report as initial date	B	B	Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321639	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/17: Unable to determine under disclosed exception due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	SC	2/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321405	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	LA	1/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320108	XXX	2	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	SC	5/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321265	XXX	2	2	*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	OH	5/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319979	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	IN	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320029	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV2		C	C	Yes	Yes	Final HUD1	RI	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321427	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321848	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	OH	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320063	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Final HUD-1 - EV3 *** (OPEN) TILA - Final TIL Missing - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2016/XX/15: File contains post closing, note, and title.	D	D	Yes	No	Missing	TX	4/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319613	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	TX	2/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320041	XXX	2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
										COMMENT: 2016/XX/14: Missing appraisal	B	B	No	Yes	Final HUD1	IL	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320015	XXX	2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2000 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NC	11/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320107	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319964	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MD	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319924	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	AZ	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321116	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 4/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319621	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	MD	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321528	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321293	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320178	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	IL	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321567	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MA	4/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320226	XXX	2	2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	GA	10/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320159	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321321	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	KY	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321446	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		B	B	No	Yes	Final HUD1	LA	8/XX/2004	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321642	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		1			A	A	Yes	Yes	Final HUD1	TX	7/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320025	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IL	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321659	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	CA	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320130	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/02: Unable to determine under disclosure due to missing itemization of amount financed	B	B	Yes	Yes	Final HUD1	IL	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321356	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321634	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	TN	11/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321492	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	NJ	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319953	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/29: - TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320149	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321884	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	KY	8/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321229	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	MA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320011	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	IL	3/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320205	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	TX	6/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319973	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321312	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321489	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	OK	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319966	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	IL	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321365	XXX	1				1			A	A	No	Yes	Final HUD1	NY	7/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321190	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/06: Unable to determine source of under disclosure due to missing TIL itemization of amount financed.	B	B	Yes	Yes	Final HUD1	CT	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319827	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321459	XXX	1				1			A	A	Yes	Yes	Final HUD1	KS	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319859	XXX	1				1			A	A	Yes	Yes	Final HUD1	AR	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321565	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	CT	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320066	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	TN	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320112	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	RI	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319592	XXX	1				1			A	A	Yes	Yes	Final HUD1	SC	1/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321168	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	OH	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320087	XXX	2	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

									*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	TN	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321519	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	KY	7/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321587	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320378	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NJ	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321438	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NY	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320190	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320132	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	WA	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320098	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	TN	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320377	XXX	2	2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements COMMENT: 2018/XX/07: 36 months exceeds the 6 month period allowed per state(KS).	B	B	Yes	Yes	Final HUD1	KS	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320452	XXX	1				1			A	A	Yes	Yes	Final HUD1	KS	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321078	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001. - EV2		B	B	Yes	Yes	Final HUD1	KS	11/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320155	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	TN	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319996	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	TN	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320092	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	TX	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319888	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321071	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
COMMENT: 2018/XX/07: 6% late charge exceeds 4% maximum per state (NJ)

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
										COMMENT: 2018/XX/07: 6% late charge exceeds 4% maximum per state (NJ)	C	C	Yes	Yes	Final HUD1	NJ	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320427	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	AL	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321073	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	OK	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320043	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/07: It appears a lower Index was used at origination than the 2.7367% Index available within the look-back period.	B	B	Yes	Yes	Final HUD1	CA	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320100	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320024	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	IL	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319630	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	TN	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321353	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NY	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321120	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		B	B	No	Yes	Final HUD1	PA	1/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320088	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/07: Unable to determine under disclosure, due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	TX	7/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321426	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321596	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	MI	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319653	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (CLEARED) (Doc Error) Initial GFE not provided - EV1		B	B	No	Yes	Final HUD1	CA	7/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320641	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (CLEARED) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		B	B	Yes	Yes	Final HUD1	PA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320628	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NJ	2/XX/2008	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570319883	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is 30 days prior to the note date. - EV2

*** (OPEN) (Missing Data) Appraised Value - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

*** (CLEARED) Missing Final HUD-1 - EV1	*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is 30 days prior to the note date.
										COMMENT: 2016/XX/10: Verified compliance testing performed 6 months from Note date	B	B	Yes	Yes	Final HUD1	HI	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319896	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321379	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320303	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	PR	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320462	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	PR	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320526	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	PR	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319767	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
										Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.	B	B	Yes	Yes	Final HUD1	WV	1/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320721	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	VA	11/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319660	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2011, prior to three (3) business days from transaction date of 03/XX/2011. - EV2	*** (OPEN) Missing Document: HUD-1 Addendum not provided
										COMMENT: 2020/XX/06: HUD line 105 reflects "'Other Disbursements' see attached addendum" in the amount of $XXX, but the addendum was not located. This amount has NOT been included in high cost testing, unable to determine what portion, if any, would apply towards high cost thresholds.	D	D	Yes	Yes	Final HUD1	NC	2/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319721	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	WV	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319818	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	NC	6/XX/2004	Purchase	UTD	XXX	$XXX
XXX	XXX	2570319805	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2011, prior to three (3) business days from transaction date of 08/XX/2011. - EV2	*** (OPEN) Missing Document: HUD-1 Addendum not provided
										COMMENT: 2020/XX/06: HUD line 105 reflects "'Other Disbursements' see attached addendum" in the amount of $XXX but the addendum was not located. This amount has NOT been included in high cost testing, unable to determine what portion, if any, would apply towards high cost thresholds.	D	D	Yes	Yes	Final HUD1	NC	8/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320266	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	GA	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320663	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	Yes	Yes	Final HUD1	PA	7/XX/2009	Refinance	UTD	XXX	$XXX
XXX	XXX	2570319820	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Title Evidence is not a standard policy. - EV3		2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2012 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	SC	6/XX/2012	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319754	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	2/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319726	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	WV	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319785	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	9/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321614	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	GA	5/XX/2011	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320373	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	NC	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319792	XXX	2	2	*** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2		B	B	No	Yes	Final HUD1	MD	1/XX/2014	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320262	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NC	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319777	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321274	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.32580% or Final Disclosure APR of 5.54000% is in excess of allowable threshold of APOR 4.07% + 1.5%, or 5.57000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.54000% is underdisclosed from calculated APR of 6.32580% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2011, prior to three (3) business days from transaction date of 05/XX/2011. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	*** (OPEN) Missing Document: HUD-1 Addendum not provided
COMMENT: 2020/XX/06: HUD line 105 reflects "other disbursements" see attached addendum" but the addendum was not located. the $XXX was reduced to $XXX by removing verified lien payoff of $XXX, $XXX has been included in high cost testing.

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2020/XX/10: Loan file does not contain any 3rd party documentation of the borrower's ability to repay.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.32580% or Final Disclosure APR of 5.54000% is in excess of allowable threshold of APOR 4.07% + 1.5%, or 5.57000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2020/XX/10: Loan file does not contain any 3rd party documentation of the borrower's ability to repay.

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.54000% is underdisclosed from calculated APR of 6.32580% outside of 0.125% tolerance.
COMMENT: 2020/XX/10: Under disclosure due to missing HUD addendum, $XXX was included as fee for high cost testing

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/10: Under disclosure due to missing HUD addendum, $XXX was included as fee for high cost testing	D	D	Yes	Yes	Final HUD1	VA	5/XX/2011	Refinance	UTD	XXX	$XXX
XXX	XXX	2570319683	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/06: The TIL itemization did not include the following fee(s) as prepaid finance charges: Attorney's Fee $XXX.	B	B	Yes	Yes	Final HUD1	NC	8/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321292	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	VA	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319741	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321618	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing COMMENT: 2020/XX/06: Unable to determine when rate was locked due to lack of documentation.	B	B	Yes	Yes	Final HUD1	MD	9/XX/2010	Refinance	UTD	XXX	$XXX
XXX	XXX	2570319676	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	WV	8/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319730	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	3/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319723	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	12/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319665	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	12/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319714	XXX	2	2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		B	B	Yes	Yes	Final HUD1	SC	10/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319757	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing Itemization of Amount Financed. Unable to apply HUD line 209 $XXX seller credit for closing costs due to itemization of seller paid fees missing.	B	B	Yes	Yes	Final HUD1	NC	7/XX/2011	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320771	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321677	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	GA	6/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321159	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	VI	2/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320529	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	PR	8/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321153	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	PR	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319662	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Closing instructions indicate the Index used was 2.7%. The closest Index available in our look-back period is 2.78%.	B	B	Yes	Yes	Final HUD1	IL	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319686	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.09700% is underdisclosed from calculated APR of 7.46954% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Under disclosure due to lender used index of 3.46% and only index in look back is 3.79000%	B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319636	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Approval indicate the Index used was 3.66%. The closest Index available in our look-back period is 3.79%.	B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319663	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320463	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319691	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320633	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320471	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2020/XX/06: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	PR	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321179	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	PR	8/XX/2007	UTD	Primary	XXX	$XXX
XXX	XXX	2570320254	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321361	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319697	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.49500% or Final Disclosure APR of 5.47000% is in excess of allowable threshold of APOR 3.94% + 1.5%, or 5.44000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.49500% or Final Disclosure APR of 5.47000% is in excess of allowable threshold of APOR 3.94% + 1.5%, or 5.44000%. Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2020/XX/09: The loan file contains the following third-party documentation:  1) income/asset verification (benefit letters) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	2/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319762	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: TIL itemization did not disclose an Attorney fee of $XXX and Flood Cert Fee of $XXX as prepaid finance charges. As well, this is a DSI loan. Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	B	B	Yes	Yes	Final HUD1	NC	11/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319664	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	SC	6/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321615	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	NC	11/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319753	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NC	11/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321279	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	KY	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321670	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321873	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		1			A	A	No	Yes	Final HUD1	VA	11/XX/2007	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320707	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2020/XX/10: Appraisal not provided.	2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	KY	9/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319746	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	2/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321462	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NJ	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319788	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	MI	7/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321864	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 43.36964%, LTV/CLTV: 95.00000%/100.05263%, Credit Score: 642, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2020/XX/09: Manually underwritten, no guidelines to compare, DTI exceeds 43%

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2020/XX/09: Manually underwritten, no guidelines to provided, DTI exceeds 43%

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 43.36964%, LTV/CLTV: 95.00000%/100.05263%, Credit Score: 642, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2020/XX/09: Manually underwritten, no guidelines to compare, DTI exceeds 43%

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
										COMMENT: 2020/XX/09: Manually underwritten, no guidelines to compare, DTI exceeds 43%	C	C	Yes	Yes	Final HUD1	PA	6/XX/2014	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
XXX	XXX	2570321865	XXX	2	1	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
										COMMENT: 2020/XX/06: GFE dated 4/XX/2015 bears a good through date of 4/XX/2015.	B	B	Yes	Yes	Final HUD1	PA	6/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
XXX	XXX	2570320726	XXX	2	1	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
										COMMENT: 2020/XX/09: Initial GFE dated 6/XX/2015 bears a good through date of 6/XX/2015.	B	B	Yes	Yes	Final HUD1	PA	8/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
XXX	XXX	2570320767	XXX	3	3	*** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: AUS not provided COMMENT: 2020/XX/08: AUS findings in file are dated three weeks prior to closing and indicate transaction is to be an FHA loan, however HUD-1, 1008, and final 1003 reflect closed as Conventional. Revised findings evidencing final loan terms and confirming Reduced Doc Type (no requirement for VOR or second year's 1099) not provided. 1008 indicates Manually Underwritten but also reflects as LP Accept rated.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Checking) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 35.19253%, LTV/CLTV: 96.49959%/96.49959%, Credit Score: 678, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX XXX/Social Security) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.00000% is underdisclosed from calculated APR of 4.19272% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2	*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Checking)
COMMENT: 2020/XX/08: File is missing full validation of assets for cash to close.  Accounts listed on final 1003 were not documented and earnest money clearance was not provided.  File does include a copy of a withdrawal notice from a relative which appears to be a gift to borrower, however no gift letter was provided beyond a separate transfer of personal property items.  Entered assets as shown at final approval, subject to documentation.

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)
COMMENT: 2020/XX/08: File is missing full validation of assets for cash to close.  Accounts listed on final 1003 were not documented and earnest money clearance was not provided.  File does include a copy of a withdrawal notice from a relative which appears to be a gift to borrower, however no gift letter was provided beyond a separate transfer of personal property items.  Entered assets as shown at final approval, subject to documentation.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 35.19253%, LTV/CLTV: 96.49959%/96.49959%, Credit Score: 678, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2020/XX/08: File does not contain copy of final AUS or guidelines used at origination to ensure all requirements have been met.

*** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX XXX/Social Security)
COMMENT: 2020/XX/08: File does not contain two months' bank statements to verify receipt of passive income source.

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.00000% is underdisclosed from calculated APR of 4.19272% outside of 0.125% tolerance.
COMMENT: 2020/XX/08: Unable to determine source of underdisclosure due to missing Itemization of Amount Financed or breakdown of fees paid by Lump Sum Seller Credit on Page 1 of HUD.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/08: Unable to determine source of underdisclosure due to missing Itemization of Amount Financed or breakdown of fees paid by Lump Sum Seller Credit on Page 1 of HUD.	C	C	Yes	Yes	Final HUD1	KY	9/XX/2015	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
XXX	XXX	2570320736	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/XX/2016)
COMMENT: 2020/XX/09: Variance is due to file not including an itemization breakdown of lump sum $XXX Lender Credit.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)
COMMENT: 2020/XX/09: File does not contain evidence of date initial CD received by borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2020/XX/09: Lender did not previously disclose seller-paid Transfer Tax amount.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
										COMMENT: 2020/XX/09: Lender issued a $XXX Tolerance Credit at closing for addition of Re-Inspection Fee. However the sellr paid transfer tax fee violation causes the $XXX not be enough for total violations	B	B	Yes	No		KY	11/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
XXX	XXX	2570320671	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2020/XX/09: Appraisal in file dated prior to FEMA disaster date of 09/XX/2017.  No Post disaster appraisal in file.

*** (OPEN) Flood Certificate Subject Address does not match Note address.
COMMENT: 2020/XX/09: Note address - Unit XXX
Flood Cert address - Unit XXX

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2020/XX/09: Missing Verification of Employment from Borrowers prior employer. In addition, any gap in employment more than 60 days requires satisfactory explanation.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.39659%, LTV/CLTV: 58.22835%/102.32283%, Credit Score: 659, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/4967290) - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2020/XX/09: Fails SHQM due to missing income verification and guidelines

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.39659%, LTV/CLTV: 58.22835%/102.32283%, Credit Score: 659, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2020/XX/09: Manually UW  CLTV due to downpayment assistance program secondary financing.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/4967290)
COMMENT: 2020/XX/09: A minimum of two complete years of employment history not verified.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/XX/2017)
COMMENT: 2020/XX/11: Final and Post Closing Disclosure reflects finance acharge of $XXX.  System calcl=ulated finance charge $XXX.  Difference of $XXX

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017)
COMMENT: 2020/XX/11: HOA dues of $XXX * 12 = $XXX, page 1 of the final CD states some included in escrows

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2020/XX/11: Missing Change of Circumstance

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2020/XX/09: Missing Change of Circumtance and/or cure for $XXX.  Seller paid fees tested in tolerance

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2020/XX/09: $XXX paid by Seller. Missing Change of Circumstance and/or cure for difference of $XXX	C	C	Yes	No		FL	7/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
XXX	XXX	2570321463	XXX	1				1			A	A	Yes	Yes	Final HUD1	MA	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319897	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/19: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	WI	12/XX/1998	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321082	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	AL	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321396	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	PA	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320034	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/19: Itemization did not disclose $XXX Copies, $XXX Hand Recording, $XXX Settlement/Closing and $XXX Courier fees as prepaid finance charges.	B	B	No	Yes	Final HUD1	MD	6/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320028	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	MD	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321056	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	8/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321129	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.28657% or Final Disclosure APR of 5.29500% is equal to or greater than the threshold of APOR 3.37% + 1.5%, or 4.87000%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2	*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.28657% or Final Disclosure APR of 5.29500% is equal to or greater than the threshold of APOR 3.37% + 1.5%, or 4.87000%. Compliant Higher Priced Mortgage Loan.
										COMMENT: 2024/XX/14: The loan file contains the following third-party documentation: 1) income/asset verification (W-2, paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (1008). Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.	B	B	No	Yes	Final HUD1	PA	1/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320852	XXX	2	2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.00408% or Final Disclosure APR of 6.00300% is equal to or greater than the threshold of APOR 4.43% + 1.5%, or 5.93000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2		B	B	No	Yes	Final HUD1	PA	11/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321110	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2009 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	3/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319734	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	MI	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321370	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	OK	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321123	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	OH	5/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320143	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing not complete - Premium and terms were not documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	TN	6/XX/1989	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321232	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 6/XX/2002 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	PA	6/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321510	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 8/XX/2005 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321553	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004 12:00:00 AM. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	Yes	Yes	Final HUD1	OH	11/XX/2004	Refinance	UTD	XXX	$XXX
XXX	XXX	2570320292	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	MD	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321526	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321598	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 6/XX/2006 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321342	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/17: Appraisal not provided	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	FL	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321173	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	LA	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321147	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	LA	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321523	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	NY	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321351	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	MA	12/XX/1992	Refinance	UTD	XXX	$XXX
XXX	XXX	2570320243	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	MD	6/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321521	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 5/XX/2005 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	OH	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321537	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 7/XX/2006 12:00:00 AM. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/14: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321151	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	FL	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321569	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	FL	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321520	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	PA	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320466	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	FL	5/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320294	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	CA	3/XX/1999	UTD	UTD	XXX	$XXX
XXX	XXX	2570320165	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/18: Appraisal not provided	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/1999, prior to three (3) business days from transaction date of 4/XX/1999 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	IN	4/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321164	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CT	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321369	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not dated to confirm timing requirements have been met.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High-Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	12/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321649	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320151	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	GA	1/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321423	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	NY	1/XX/2006	UTD	UTD	XXX	$XXX
XXX	XXX	2570321914	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	LA	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320161	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	TX	5/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321882	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	NJ	10/XX/1994	Purchase	UTD	XXX	$XXX
XXX	XXX	2570320282	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2		B	B	No	Yes	Final HUD1	TN	12/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321850	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/17: High-Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	PA	12/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319751	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2024/XX/17: TIL appears to be final but not signed nor initialed by borrower	B	B	No	Yes	Final HUD1	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321643	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: The Lender's TIL reflects the loan recasting after 60 payments. Based on the note terms and fully indexed rate, the recast occurs after 48 payments.	B	B	No	Yes	Final HUD1	MD	1/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320440	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/17: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320454	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	AL	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320383	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/17: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2008 used as disbursement date for compliance testing. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	PA	1/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319727	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: It appears the Lender utilized an index value lower than 5.4900%, the lowest index available in the lookback period.	B	B	No	Yes	Final HUD1	MD	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319729	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	IN	10/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320263	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1996 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	TX	11/XX/1996	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321509	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	OH	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321222	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 6 months. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	No	Yes	Final HUD1	KS	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319712	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1995 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	TX	12/XX/1995	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320893	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/19: Appraisal not provided	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320479	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	MS	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321495	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320822	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/17: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	FL	2/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321092	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321875	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	CT	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320278	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	TX	6/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321490	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319756	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	TX	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320127	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 7/XX/2003 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321197	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	LA	5/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321877	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 4/XX/2008 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	LA	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320048	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	GA	12/XX/2003	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321468	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NJ	11/XX/2007	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320076	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	MD	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321470	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	OH	2/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321902	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: TIL Itemization disclosed Prepaid Interest $as $XXX, HUD disclosed as $XXX.Itemization did not disclose the Settlement/Closing/Escrow Fee $XXX as prepaid finance charges.	B	B	No	Yes	Final HUD1	NM	6/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321454	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: TIL itemization did not disclose an Attorney's Fee of $XXX as prepaid finance charge.	B	B	No	Yes	Final HUD1	NY	9/XX/1997	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321682	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321215	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: TIL itemization disclosed the attorney fee as $XXX whereas the HUD disclosed the fee as $XXX.	B	B	No	Yes	Final HUD1	NY	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320196	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	IL	8/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321762	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2008 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2008	Purchase	Investment	XXX	$XXX
XXX	XXX	2570321917	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321114	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	No	Yes	Final HUD1	FL	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320795	XXX	2	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321878	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	11/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321552	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	PA	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321329	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	NY	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321485	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NY	9/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320279	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NV	9/XX/2007	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320293	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	MD	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320474	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2003 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	CA	10/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321550	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/20: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	MS	2/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321453	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/14: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received	B	B	No	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320269	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/14: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	MD	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320267	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/14: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	No	Yes	Final HUD1	MD	3/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320239	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/14: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	No	Yes	Final HUD1	IL	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321885	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	PA	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321269	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	D	No	Yes	HUD1, not signed or stamped	KY	8/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321585	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2005 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	NY	9/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320281	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	TX	3/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321246	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 4.37500%, 4.37500%,    which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	MS	9/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321157	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	FL	10/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321218	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2002 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	PA	8/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320420	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320236	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	MI	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321532	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321568	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2008 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	KS	11/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321866	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320004	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	CA	3/XX/2006	Purchase	Investment	XXX	$XXX
XXX	XXX	2570321531	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/17: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	NY	8/XX/2008	UTD	UTD	XXX	$XXX
XXX	XXX	2570321406	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Missing Document: HUD-1 Addendum not provided
COMMENT: 2024/XX/17: HUD line 1307 reflects "Payments as per HUD Addendem" but the referenced addendum was not located. The $XXX lump sum amount(s) has been included in high cost testing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: HUD line 1307 reflects "Payments as per HUD Addendem" but the referenced addendum was not located. The $XXX lump sum amount(s) has been included in high cost testing.	D	D	No	Yes	Final HUD1	NY	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321145	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: The TIL itemization did not include the following fee(s) as prepaid finance charges: Prepaid Interest $XXX, Settlement/Closing/Escrow Fee $XXX, Title Courier/Messenger Fee $XXX. Additionally, the TIL itemization reflects differences between the itemization and HUD amounts charged for the following fee(s): Admin Fee of $XXX vs. HUD amount $XXX, Flood Certification (Life of Loan) of $XXX vs. HUD amount $XXX. The TIL itemization also includes fee(s) as prepaid finance charges which were not listed on the HUD-1 or are not classified as finance charges: Appraisal Fee of $XXX.	B	B	No	Yes	Final HUD1	FL	12/XX/2007	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570320461	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	DC	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320284	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	MD	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320216	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		D	D	No	Yes	Estimated HUD1	NV	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321679	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	TX	12/XX/1998	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321511	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/20: Appraisal not provided	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/17: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is
										not dated by borrower so cannot confirm when borrower received the TIL	B	B	No	Yes	Final HUD1	FL	11/XX/2007	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570321512	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2001 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NJ	5/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321297	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	MO	1/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320286	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/17: High Cost testing not complete - Premium and terms were not documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	No	Yes	Final HUD1	GA	7/XX/2002	Purchase	UTD	XXX	$XXX
XXX	XXX	2570319968	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	AZ	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320473	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/18: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	IA	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321388	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/18: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	IA	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320071	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/18: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is
										not dated by borrower so cannot confirm when borrower received the TIL.	B	B	No	Yes	Final HUD1	AR	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320354	XXX	2				2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2006	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570321467	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	PA	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321128	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	FL	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321225	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/18: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	FL	9/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320850	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321248	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2009 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	PA	6/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319999	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2008 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	MD	12/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321253	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	FL	8/XX/2008	UTD	UTD	XXX	$XXX
XXX	XXX	2570320287	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2008 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	MD	10/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321404	XXX	1		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		1			A	A	No	Yes	Final HUD1	FL	10/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320289	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.
										COMMENT: 2024/XX/20: The loan file contains a borrower signed disclosure that is titled "Truth-In-Lending Disclosure (For Section 32 Mortgages)".	B	B	No	Yes	Final HUD1	MI	8/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321578	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.30500% is underdisclosed from calculated APR of 7.60300% outside of 0.250% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/18: The HUD reflects a $XXX seller concession which was un-itemized, therefore it was not included in testing.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.30500% is underdisclosed from calculated APR of 7.60300% outside of 0.250% tolerance.
										COMMENT: 2024/XX/18: The HUD reflects a $XXX seller concession which was un-itemized, therefore it was not included in testing.	B	B	No	Yes	Final HUD1	PA	8/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321126	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2008 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	PA	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321091	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High-Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2008 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	1/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321573	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320848	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	2/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321139	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320053	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/1999 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	MD	4/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321368	XXX	1		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms documented in file	1			A	A	No	Yes	Final HUD1	MS	5/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321076	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	AL	4/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321811	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/18: It appears the Lender utilized an index value lower than 1.5000%, the lowest index available in the lookback period.	B	B	No	Yes	Final HUD1	PA	6/XX/2004	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570320285	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/19: TIL indicates MI would drop off after the 92nd payment. However, calculated drop off isn't until after the 135th payment. The $XXX portion of the under disclosure is due to the Attorney fee note being included as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	SC	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321367	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
										COMMENT: 2024/XX/15: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL	B	B	No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321113	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/14: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	MO	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321186	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/14: Itemization did not disclose $XXX Electronic Docs, $XXX Mortgage Closing, $XXX Document Storage, $XXX Wire and under disclosed $XXX of the Courier and $XXX of the Settlement fee as prepaid finance charges.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320242	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/18: Appraisal not provided	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/15: Itemization did not include $XXX E-mail document, $XXX Wire, $XXX Document Signing and $XXX Electronic Recording as prepaid finance charges, and over disclosed by $XXX the courier and by $XXX the Settlement/Closing fees charged by the settlement agent.	B	B	No	Yes	Final HUD1	AZ	12/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320283	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2		D	D	No	Yes	HUD1, not signed or stamped	AZ	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319970	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2024/XX/18: HUD-1 is marked Final and is stamped by the closing agent in this escrow state. However, the HUD-1 has an escrow hold back for the pool on line 1303 and cannot be considered a Final HUD-1.	D	D	No	Yes	Estimated HUD1	NV	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321651	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	LA	9/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320888	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321135	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	PA	11/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321444	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	NJ	12/XX/1995	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320188	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High-Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	GA	9/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320038	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	GA	3/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320129	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.98090% is underdisclosed from calculated APR of 10.21071% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.98090% is underdisclosed from calculated APR of 10.21071% outside of 0.125% tolerance.
COMMENT: 2024/XX/14: TIL itemization did not disclose $XXX Assignment Recording, $XXX Attorney, $XXX Escrow Waiver, $XXX Flood Certification, $XXX Processing, $XXX Tax Service, $XXX Courier and another $XXX Courier as prepaid finance charges.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/14: TIL itemization did not disclose $XXX Assignment Recording, $XXX Attorney, $XXX Escrow Waiver, $XXX Flood Certification, $XXX Processing, $XXX Tax Service, $XXX Courier and another $XXX Courier as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	GA	3/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319725	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	VA	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320195	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319471	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2024/XX/15: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320006	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	Yes	HUD1, not signed or stamped	TN	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319963	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1992 used as disbursement date for compliance testing. - EV2		D	D	No	No	Missing	CA	7/XX/1992	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320225	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/18: Based on the qualified index value of 1.726% the payment at recast would be $XXX but the TIL reflects the recast payment as $XXX.	B	B	No	Yes	Final HUD1	CA	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321094	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319873	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	NC	11/XX/1993	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319962	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/18: Loan file only contains a HUD, appraisal, and the security instrument.	D	D		No						XXX	$XXX
XXX	XXX	2570319932	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		D	D	No	No	Missing	SC	6/XX/1998	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319800	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	NC	8/XX/1997	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570319884	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1997 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	NC	3/XX/1997	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320683	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	FL	10/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319847	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Loan prepay term of 120 months exceeds state maximum of 36 months. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	WV	4/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321310	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	4/XX/2013	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319917	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 7/XX/2001 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	GA	7/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319920	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/1999, prior to three (3) business days from transaction date of 3/XX/1999 12:00:00 AM. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	GA	3/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321343	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	FL	11/XX/1997	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320730	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	PA	2/XX/1996	Purchase	UTD	XXX	$XXX
XXX	XXX	2570320786	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2008 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	PA	3/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321318	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	10/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321275	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	4/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321868	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 3.54500% is underdisclosed from calculated APR of 3.70525% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: TIL Itemization did not disclosure the loan discount fee of $XXX as prepaid finance charge.	B	B	No	Yes	Final HUD1	PA	5/XX/2012	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320701	XXX	2	2	*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	PA	4/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320723	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: TIL Itemization did not disclosed Email E-doc Fee Fee $XXX Service Charges Fee $XXX as Prepaid Finance Charge.	B	B	No	Yes	Final HUD1	PA	9/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320681	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	PA	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320783	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	PA	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321355	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.56000% is underdisclosed from calculated APR of 6.71879% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: TIL Itemization did not disclose a Warehousing Fee of $XXX as prepaid finance charges. The TIL Itemization only disclosed Flood Certification Fee in the amount of $XXX and final HUD reflects $XXX.	B	B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319844	XXX	1				1			A	A	No	Yes	Final HUD1	IL	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319878	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	RI	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319952	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	AZ	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320766	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		D	D	No	Yes	HUD1, not signed or stamped	FL	3/XX/2007	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570321623	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TX	12/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319889	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	TX	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319892	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/17: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	No	Yes	Final HUD1	MI	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321627	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		B	B	Yes	Yes	Final HUD1	TX	5/XX/2004	Purchase	UTD	XXX	$XXX
XXX	XXX	2570319994	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322): Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	CO	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321273	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/19: High Cost testing complete - Premium and terms documented in file	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Disclosed payment on note of $XXX does not correspond with the loan amount, loan term and interest rate on the loan.	D	D	No	Yes	HUD1, not signed or stamped	OH	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321283	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319938	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	MI	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319851	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	WI	6/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319925	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2002 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	IN	3/XX/2002	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320732	XXX	1				1			A	A	No	Yes	Final HUD1	OR	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319722	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/18: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	VA	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321625	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2		B	B	Yes	Yes	Final HUD1	WV	1/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321861	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/18: Loan file contains the application, HUD, TIL, appraisal, security instrument, and title.	D	D		No						XXX	$XXX
XXX	XXX	2570321854	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321633	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	CA	11/XX/2003	Refinance	UTD	XXX	$XXX
XXX	XXX	2570321609	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	PA	11/XX/2007	Refinance	UTD	XXX	$XXX
XXX	XXX	2570319607	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		D	D	Yes	Yes	Estimated HUD1	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321656	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) (State High Cost) Maryland Covered Loan (Points and Fees): Maryland Predatory Lending Law: Points and Fees on subject loan of 7.48343% is in excess of the allowable maximum of the greater of 7.00000% of the Total Loan Amount and $XXX (2004). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2004) (an overage of $XXX or .48343%). Non-Compliant High Cost Loan. - EV3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		D	D	Yes	Yes	Estimated HUD1	MD	2/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320467	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	MS	11/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320280	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	AR	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321542	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2003	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570321859	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	MA	3/XX/1997	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321184	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/15: Disclosed payment on note of $XXX does not correspond with the loan amount, loan term and interest rate on the loan.	B	B	No	Yes	Final HUD1	FL	5/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320290	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 1/XX/2007 12:00:00 AM. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
										COMMENT: 2024/XX/15: RTC provided but it is not signed and dated hence field kept blank.	B	B	No	No	HELOC Agreement	CA	1/XX/2007	Refinance	UTD	XXX	$XXX
XXX	XXX	2570321661	XXX	2	2	*** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

									*** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2		B	B	No	Yes	Final HUD1	WI	11/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321234	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320642	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/19: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/1996 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	PR	1/XX/1996	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320606	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/19: Appraisal not provided	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	PR	4/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319806	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	MD	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320658	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321158	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319733	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	MD	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320517	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320625	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/15: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	B	B	No	Yes	Final HUD1	FL	5/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320348	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High-Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	FL	3/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321220	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 5.05000%, 5.05000%, 6.55000%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	LA	9/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319739	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/18: The TIL itemization did not include the following fee(s) as prepaid finance charges: Loan Discount Fee $XXX, RE-KEY FEE $XXX, Settlement/Closing/Escrow Fee $XXX, Tax Service Fee $XXX, Title Courier/Messenger Fee $XXX. Additionally, the TIL itemization reflects differences between the itemization and HUD amounts charged for the following fee(s): Flood Cert LOL of $XXX vs. HUD amount $XXX, Loan Origination Fee of $XXX vs. HUD amount $XXX, Mortgage Insurance Premium of $XXX vs. HUD amount $XXX, Prepaid Interest of $XXX vs. HUD amount $XXX.	B	B	No	Yes	Final HUD1	DE	10/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319798	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	IL	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319819	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/18: TIL Itemization did not disclose Email/E-doc Fee 28.00, Service charge 40.00 & Settlement charge as prepaid finance charge.”	B	B	No	Yes	Final HUD1	IL	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319817	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	SC	9/XX/2002	Purchase	UTD	XXX	$XXX
XXX	XXX	2570321858	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	MO	9/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319771	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/19: Appraisal not provided	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/18: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2024/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	No	Yes	Final HUD1	IL	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320523	XXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320636	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	12/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320638	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319747	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	NV	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319787	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 11/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be partially fee related. Additionally, the TIL payment stream reflects 180 payments but based on the first and final payment dates on the note it has 181 payments.	B	B	No	Yes	Final HUD1	NC	11/XX/1993	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319701	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Interest and Usury Prepayment Penalty: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000%/$XXX exceeds state maximum of 5% or $XXX whichever is greater. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	MD	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319742	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	TN	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321863	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/19: Appraisal not provided	3	*** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .07552%. APR of 12.66552% exceeds a threshold of 12.59000% based on the US Treasury for comparable maturities of 4.59000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan. - EV3

*** (OPEN) (State High Cost) Florida High-Cost Loan (Calculated APR/Rate): Florida Fair Lending Act (Threshold Test): APR Threshold is exceeded by .07552%. APR of 12.66552% exceeds a threshold of 12.59000% based on the US Treasury for comparable maturities of 4.59000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV3

*** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 02/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 02/XX/2006. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/19: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	C	C	Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319764	XXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	CO	1/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321617	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	No	Yes	Final HUD1	CO	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321612	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	CT	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321857	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	FL	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319692	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Alternative Credit Documentation not provided - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Reserves are not required.  However, the GS NonQM guides require verification of 6 months PITI reserves.

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2024/XX/18: File is missing the Credit report

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/18: File is missing the 2013 1040 -Schedule C documents and reliable Third Party verification of the Borrowers Self employed Business status.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2024/XX/18: File is missing the 2013 1040 -Schedule C documents and reliable Third Party verification of the Borrowers Self employed Business status.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2024/XX/18: Rate lock agreement is missing in loan file .

*** (OPEN) Missing Document: Alternative Credit Documentation not provided
COMMENT: 2024/XX/18: A credit report is missing.  Loan was approved as a XXX Close At Home refinance.  A credit report was not required.  However, the GS NonQM guides require a credit report.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2024/XX/18: File is missing the Appraisal Document required by the Guidelines

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2024/XX/18: Approval is missing in loan file

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2024/XX/18: Credit report is missing in loan file

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2024/XX/18: File is missing the HOI Policy document	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Income verification, asset verification and credit report are not required.  However, the GS NonQM guides require full doc verification of income, assets and liabilities.  This resulted in a Due Diligence Loan Designation of ATR fail.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Income verification, asset verification and credit report are not required.  However, the GS NonQM guides require full doc verification of income, assets and liabilities.  This caused the loan to default test to ATR requirements.

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Income verification, asset verification and credit report are not required.  However, the GS NonQM guides require full doc verification of income, assets and liabilities.  This caused the loan to default test to ATR requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Income verification, asset verification and credit report are not required.  However, the GS NonQM guides require full doc verification of income, assets and liabilities.  This caused the loan to default test to ATR requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Income verification, asset verification and credit report are not required.  However, the GS NonQM guides require full doc verification of income, assets and liabilities.  This caused the loan to default test to ATR requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR.
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Income verification, asset verification and credit report are not required.  However, the GS NonQM guides require full doc verification of income, assets and liabilities.  This caused the loan to default test to ATR requirements.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/18: Loan was approved as a XXX Close At Home refinance.  Income verification, asset verification and credit report are not required.  However, the GS NonQM guides require full doc verification of income, assets and liabilities.  This caused the loan to default test to ATR requirements.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/18: Rate lock agreement is missing as this is HARP loan

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2024/XX/18: Required Disclosure was not delivered within 3 business days of the Application.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2024/XX/18: Initial 1003 is missing in loan file

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2024/XX/18: Truth in Lending Act: Notice of Right to Cancel was not provided.

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
COMMENT: 2024/XX/18: :Initial payment on Final HUD-1 does not match actual payment on loan.

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2024/XX/18: Initial escrow account statement was not provided to the borrower.

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
COMMENT: 2024/XX/18: Initial GFE not provided to Borrower(

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2024/XX/18: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2024/XX/18: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
COMMENT: 2024/XX/18: Creditor did not provide Servicing Disclosure Statement.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
COMMENT: 2024/XX/18: Initial TIL was not sent within three (3) business days of the creditor application date.

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL.
										COMMENT: 2024/XX/18: Missing Final TIL.	C	C	Yes	Yes	Final HUD1	FL	11/XX/2014	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
XXX	XXX	2570321599	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	OH	8/XX/1995	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320802	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/19: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	GA	4/XX/2009	Refinance	UTD	XXX	$XXX
XXX	XXX	2570320488	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	IN	10/XX/2004	UTD	UTD	XXX	$XXX
XXX	XXX	2570319661	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (City High Cost) Chicago Threshold Loan (Stated APR): City of Chicago Anti-Predatory Lending Ordinance: Final TIL APR Threshold is exceeded by 0.12000%. Final TIL APR of 11.23000% exceeds a threshold of 11.11000% based on the US Treasury for comparable maturities of 5.11000% plus jurisdiction allowable margin of 6.00000%. Non-Compliant High Cost Loan. - EV3

*** (OPEN) (County High Cost) Cook County Threshold Loan (Stated APR): Cook County Predatory Lending Ordinance: Final TIL APR Threshold is exceeded by 0.12000%. Final TIL APR of 11.23000% exceeds a threshold of 11.11000% based on the US Treasury for comparable maturities of 5.11000% plus jurisdiction allowable margin of 6.00000%.  Non-Compliant High Cost Loan. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Current Note Holder was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (State High Cost) Illinois High Risk Home Loan (Stated APR): Illinois High Risk Home Loan Act: Final TIL APR Threshold is exceeded by 0.12000%. Final TIL APR of 11.23000% exceeds a threshold of 11.11000% based on the US Treasury for comparable maturities of 5.11000% plus jurisdiction allowable margin of 6.00000%.  Non-Compliant High Cost Loan. - EV3

*** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 05/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 07/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 2 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	IL	7/XX/2006	UTD	UTD	XXX	$XXX
XXX	XXX	2570319666	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	GA	11/XX/2005	Refinance	UTD	XXX	$XXX
XXX	XXX	2570321680	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/19: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	GA	9/XX/2003	Refinance	UTD	XXX	$XXX
XXX	XXX	2570319672	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	AL	2/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321608	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	AL	5/XX/2004	UTD	UTD	XXX	$XXX
XXX	XXX	2570321607	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	OH	3/XX/2004	Refinance	UTD	XXX	$XXX
XXX	XXX	2570319667	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	PA	6/XX/2002	Refinance	UTD	XXX	$XXX
XXX	XXX	2570321845	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	No	Yes	Final HUD1	FL	6/XX/2004	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570321825	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	PA	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321074	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/18: High-Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.53000% is underdisclosed from calculated APR of 7.81078% outside of 0.250% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	NY	2/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321072	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/15: High-Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/15: Under disclosure of Finance charge is due to TIL Payment stream	B	B	No	Yes	Final HUD1	FL	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321054	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320801	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/14: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	IL	6/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320799	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	GA	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320808	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320807	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/19: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321827	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/19: High Cost testing not complete - Premium and terms were not documented in file	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Unable to test Closing Disclosure due to missing information. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	OH	1/XX/2008	UTD	UTD	XXX	$XXX
XXX	XXX	2570321826	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320803	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 9/XX/2004 12:00:00 AM. - EV2		B	B	Yes	Yes	Final HUD1	NY	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320800	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	IL	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319700	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	VA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319684	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	NJ	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319710	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	PA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319654	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319651	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	NC	5/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319650	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .04011%. APR of 12.46011% exceeds a threshold of 12.42000% based on the US Treasury for comparable maturities of 4.42000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan. - EV3

*** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 05/XX/2008 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 05/XX/2008, 04/XX/2008, 02/XX/2008. - EV3

*** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 2 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/15: Disclosed payment on note of $XXX does not correspond with the loan amount, loan term and interest rate on the loan.	C	C	Yes	Yes	Final HUD1	WA	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319633	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	FL	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321602	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2008 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	No	Yes	Final HUD1	NY	4/XX/2008	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570319614	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/20: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	B	B	Yes	Yes	Final HUD1	MN	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319610	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	LA	10/XX/2006	Purchase	UTD	XXX	$XXX
XXX	XXX	2570319593	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	NC	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321303	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/18: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	NY	2/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319951	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/19: Appraisal not provided	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	MI	11/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319846	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	No	No	Missing	MD	11/XX/2006	Purchase	UTD	XXX	$XXX
XXX	XXX	2570319887	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2024/XX/18: The seller columns are cutoff on the right side of pages 1 and 2 so unable to determine what, if any, seller paid fees are applicable. Subject property is in GA and seller paid fees are included in state high cost testing requirements.	D	D	No	Yes	Illegible HUD1	GA	7/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320820	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	3	*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1999. - EV2

*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/06: Unable to determine cause of under-disclosure due to missing Itemization of Prepaid Finance Charges.

*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2017/XX/06: 6% late charge exceeds 4% maximum per State (NJ).	C	C	Yes	Yes	Final HUD1	NJ	10/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321668	XXX	3	*** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IL	4/XX/2005	UTD	Primary	XXX	$XXX
XXX	XXX	2570321832	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	OH	11/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321831	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321678	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2 *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV2		2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2011	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320450	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	MI	8/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320501	XXX	2				2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	6/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320503	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower - EV1

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .08160%. APR of 12.50160% exceeds a threshold of 12.42000% based on the US Treasury for comparable maturities of 4.42000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Federal HOEPA Ability to Repay Reliable Documentation: Truth in Lending Act (HOEPA): Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 3 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV1	*** (OPEN) Alternate source used for application date
COMMENT: 2018/XX/08: Unsigned Creditor Application used.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/12: Unable to determine under disclosure, itemization of amount financed matches.	B	B	Yes	Yes	Final HUD1	AL	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320502	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	VA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321833	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	OH	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321590	XXX	1				1			A	A	No	Yes	Final HUD1	AZ	12/XX/2006	Purchase	Investment	XXX	$XXX
XXX	XXX	2570321591	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	WA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320415	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		B	B	Yes	Yes	Final HUD1	IL	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321834	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321592	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/13: Closing instructions indicate the Index used was 2.163%. The lowest Index available within the look-back period is 2.33167%.	B	B	Yes	Yes	Final HUD1	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321593	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	WA	5/XX/1996	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321835	XXX	2	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	OH	6/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321594	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001. - EV2		B	B	Yes	Yes	Final HUD1	GA	4/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320320	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1997. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	MI	5/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321837	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

									*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	NY	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320376	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321838	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321828	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	NY	4/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321676	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	TX	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321839	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incomplete Document: TIL Final is incomplete - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) Incomplete Document: TIL Final is incomplete COMMENT: 2018/XX/17: The TIL contains no signature page.	B	B	No	Yes	Final HUD1	FL	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320504	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	VA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320505	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	Yes	Yes	Final HUD1	LA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320507	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	Yes	Yes	Final HUD1	IN	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320508	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	Yes	Yes	Final HUD1	GA	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320510	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	Yes	Yes	Final HUD1	MI	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320509	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	TN	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320512	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	OK	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320511	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	FL	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320515	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	2/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320514	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1990 used as disbursement date for compliance testing. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/1990	Construction-Permanent	Primary	XXX	$XXX
XXX	XXX	2570320516	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	IL	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321687	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/14: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
										COMMENT: 2018/XX/14: 6% late charge exceeds 4% maximum per state NC.	B	B	Yes	Yes	Final HUD1	NC	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320572	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	PA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320789	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	AK	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320519	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	AL	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320520	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320518	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		B	B	No	Yes	Final HUD1	AZ	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321698	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320521	XXX	2				2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	B	No	Yes	Final HUD1	VA	2/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320522	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	TX	5/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321688	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

									*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	SC	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320524	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	GA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321690	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	NC	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320581	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Stated APR): Truth in Lending Act (High-Cost Mortgage): Final TIL APR Threshold is exceeded by 0.11160%. Final TIL APR of 12.67160% exceeds a threshold of 12.56000% based on the US Treasury for comparable maturities of 4.56000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State High Cost) Pennsylvania Covered Loan (Stated APR): Pennsylvania Consumer Equity Protection Act: Loan is a covered loan due to Final TIL APR Threshold exceeding by 0.11160%. Final TIL APR of 12.67160% exceeds a threshold of 12.56000% based on the US Treasury for comparable maturities of 4.56000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 2 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV1	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
										COMMENT: 2018/XX/13: Grace period of 10 days is less than 15 days minimum per state (PA)	B	B	Yes	Yes	Final HUD1	PA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320582	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321691	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		D	D	No	No	Missing	KS	2/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320527	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NC	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320480	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		D	D	Yes	Yes	Estimated HUD1	CA	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320528	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	WV	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321692	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	IA	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321693	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320531	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320532	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	LA	12/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320533	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320534	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1989 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1989 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/1989.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	WA	10/XX/1989	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320535	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	TX	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320481	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	NC	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319475	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	IL	1/XX/1994	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319474	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1994. - EV2		B	B	No	Yes	Final HUD1	IL	8/XX/1994	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319476	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1995. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	TX	7/XX/1995	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320853	XXX	1				1			A	A	No	Yes	Final HUD1	OK	8/XX/1995	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320315	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IN	12/XX/1995	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320854	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	12/XX/1995	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319477	XXX	2		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1996. - EV2		B	B	No	Yes	Final HUD1	IL	3/XX/1996	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320855	XXX	1				1			A	A	No	Yes	Final HUD1	OR	5/XX/1996	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319478	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	GA	2/XX/1997	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320856	XXX	1				1			A	A	No	Yes	Final HUD1	PA	8/XX/1997	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319479	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1997. - EV2		B	B	No	Yes	Final HUD1	NC	5/XX/1998	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319480	XXX	1				1			A	A	Yes	Yes	Final HUD1	MI	6/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319481	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	TX	9/XX/1998	Construction-Permanent	Primary	XXX	$XXX
XXX	XXX	2570319482	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/02: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	TX	11/XX/1998	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320321	XXX	2	2	*** (OPEN) (Doc Error) RTC Error: Right to Cancel expiration date is blank. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/04: TIL Itemization did not disclose the closing fee of $XXX assignment recording fee $XXX flood cert fee of $XXX or the courier fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	IN	11/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320857	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	OH	12/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320858	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	OH	9/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320328	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	SC	9/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320859	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	No	Yes	Final HUD1	PA	9/XX/1993	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319483	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1994. - EV2		B	B	No	Yes	Final HUD1	SC	7/XX/1994	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320860	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/14: Unable to determine cause of under disclosure due to missing itemization of amount financed	B	B	Yes	Yes	Final HUD1	FL	4/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320331	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2002 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NV	11/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319484	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	CO	12/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319485	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.70700% is underdisclosed from calculated APR of 6.91911% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/02: Unable to determine cause of under-disclosure due to missing itemization amount financed.	B	B	Yes	Yes	Final HUD1	MI	4/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320861	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	MN	4/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320334	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	4/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320335	XXX	1				1			A	A	Yes	Yes	Final HUD1	MI	4/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320862	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320337	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2		B	B	No	Yes	Final HUD1	SC	4/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320863	XXX	1				1			A	A	No	Yes	Final HUD1	KY	5/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320864	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	CT	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320339	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320340	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319486	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	MI	7/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320341	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed	B	B	Yes	Yes	Final HUD1	CO	8/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319487	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	5/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320865	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/11: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	MN	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320866	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	KY	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320867	XXX	1		*** (OPEN) Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3	*** (OPEN) Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> COMMENT: 2018/XX/12: Unable to determine the appraisal report date as the image is obstructed.	1			A	A	Yes	Yes	Final HUD1	OH	3/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320343	XXX	2				2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319488	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320868	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	MN	12/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320869	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/03: Unable to determine under disclosure due to missing TIL Itemization.	B	B	No	Yes	Final HUD1	NY	4/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320870	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	KY	1/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320871	XXX	1				1			A	A	No	Yes	Final HUD1	NM	1/XX/2004	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320347	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	3/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320873	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	MO	3/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319489	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2004 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320872	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	PA	3/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320874	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	KS	4/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319490	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319491	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	5/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320349	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/13: TIL Itemization did not disclose a Courier Fee in the amount of $XXX and a Subordination Fee in the amount of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	WI	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320875	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	4/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319545	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319492	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/29: The itemization of amount financed did not include the recording service fee of $XXX and recording tracking fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	AZ	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320350	XXX	1				1			A	A	Yes	Yes	Final HUD1	NE	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320351	XXX	1				1			A	A	Yes	Yes	Final HUD1	IN	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319493	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	GA	8/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319494	XXX	2				2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319495	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		D	D	Yes	Yes	Title Co. Closing Statement	CA	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320353	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MI	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319496	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	10/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320876	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	OH	10/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320877	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	No	Yes	Final HUD1	VA	12/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319497	XXX	1				1			A	A	No	Yes	Final HUD1	IL	11/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320878	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	FL	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320357	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	GA	2/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320879	XXX	1				1			A	A	Yes	Yes	Final HUD1	OK	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319498	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MI	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320880	XXX	2		*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320881	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320366	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NV	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320883	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320882	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319499	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/02: TIL Itemization did not disclose the admin fee of $XXX the recording service fee of $XXX and the courier fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	MI	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319500	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320884	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	OH	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320370	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NH	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320885	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	MA	11/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320886	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	MO	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320887	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	FL	10/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319501	XXX	1				1			A	A	Yes	Yes	Final HUD1	NH	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320889	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 12/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	PA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320890	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/19: Per Itemization of Amount Financed, variance is due to Title Courier Fee of $XXX and Electronic Doc Fee of $XXX not disclosed as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320891	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/03: TIL Itemization did not disclose the Recording Service Fee of $XXX or the Service Charge Fee of $XXX or the Courier Fee of $XXX or the Wire Fee of $XXX as a prepaid finance charges. All total is $XXX. The remaining $XXX is a payment variance.	B	B	No	Yes	Final HUD1	MN	3/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320892	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319502	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320894	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	NJ	5/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320895	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 05/XX/2006 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319503	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320897	XXX	2	*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2006 - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320896	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	LA	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320898	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320899	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320900	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/05: TIL itemization did not disclose a title courier fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	OH	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320901	XXX	1				1			A	A	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320902	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320390	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319504	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/05: Unable to determine under disclosure due to missing TIL itemization of prepaid finance charges.	B	B	Yes	Yes	Final HUD1	IL	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319505	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319506	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3		D	D	No	Yes	Missing	TN	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319507	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/08: TIL itemization did not disclose an application fee of $XXX email / e-doc fee for $XXX and a courier fee for $XXX as prepaid finance charge.	B	B	No	Yes	Final HUD1	IL	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320903	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	AL	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320904	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	FL	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320905	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319508	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	GA	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320906	XXX	1				1			A	A	No	Yes	Final HUD1	PA	2/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319509	XXX	2	*** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/13: Unable to determine under disclosure due to missing final itemization of amount financed.	B	B	Yes	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320907	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320908	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320401	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	TN	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320909	XXX	1				1			A	A	No	Yes	Final HUD1	MO	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320404	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319510	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	IL	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320910	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	KS	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319511	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	No	Yes	Final HUD1	WI	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320911	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2		B	B	Yes	Yes	Final HUD1	VA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319512	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319513	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2		B	B	Yes	Yes	Final HUD1	GA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320912	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319514	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	GA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320913	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321006	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320914	XXX	1				1			A	A	No	Yes	Final HUD1	PA	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320915	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	MN	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319515	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	MD	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320916	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	LA	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320917	XXX	1				1			A	A	No	Yes	Final HUD1	PA	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320918	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320919	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	AL	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320920	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	LA	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319516	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2		D	D	Yes	No	Missing	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320921	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2005 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320922	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	No	Yes	Final HUD1	FL	11/XX/2006	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319517	XXX	1				1			A	A	Yes	Yes	Final HUD1	TN	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319518	XXX	1				1			A	A	No	Yes	Final HUD1	DE	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319519	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		B	B	No	Yes	Final HUD1	MI	1/XX/2008	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320923	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	VA	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320428	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
										COMMENT: 2018/XX/10: Provided at closing	B	B	Yes	Yes	Final HUD1	AZ	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319520	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320924	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	MO	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320925	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2		B	B	No	Yes	Final HUD1	PA	4/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320926	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MN	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319522	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319521	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319523	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	6/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320927	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	PA	8/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319524	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2007 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	SC	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320929	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	PA	12/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320928	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	NJ	1/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320441	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	TX	7/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320443	XXX	2	2	*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	ID	9/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319525	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	IL	9/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319526	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	12/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319527	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Unable to determine if fees were charged prior to receipt of TIL due to missing information. - EV2	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
COMMENT: 2018/XX/19: Close at Home Loan, Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower.  This unsigned HUD was used for compliance testing.

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2018/XX/19: Close at Home Loan, Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	D	D	Yes	Yes	HUD1, not signed or stamped	CA	2/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320930	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2010 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2018/XX/20: Initial loan application not in file.	B	B	Yes	Yes	Final HUD1	NJ	5/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320446	XXX	2	2	*** (OPEN) RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.
										COMMENT: 2018/XX/10: Initial Escrow statements in file are not dated 6/XX/2010, date of closing.	B	B	Yes	Yes	Final HUD1	CA	6/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319528	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/10: Itemization of amount financed did not disclose a $XXX email fee, $XXX flood cert fee, $XXX loan origination fee, $XXX tax service fee, $XXX courier fee and $XXX wire fee as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	IN	6/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319529	XXX	3	*** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2010. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	NC	8/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320931	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	KS	10/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320932	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319530	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		B	B	Yes	Yes	Final HUD1	MT	2/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320933	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	LA	4/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319531	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2018/XX/10: 5% late charge exceeds 4% maximum per state (NC).	B	B	Yes	Yes	Final HUD1	NC	8/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320453	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.86700% is underdisclosed from calculated APR of 5.12964% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2011. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.86700% is underdisclosed from calculated APR of 5.12964% outside of 0.125% tolerance.
COMMENT: 2018/XX/17: Under-disclosure is fee related. Final TIL Itemization does not reflect the Origination Fee in the amount of $XXX as prepaid finance charges. There is a Lender Credit reflected within the Final HUD in the amount of $XXX, leaving $XXX as the Origination Fee.  Clarity is calculating the total amount of $XXX prior to lender credit as prepaid finance charges.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/17: Under-disclosure is fee related. Final TIL Itemization does not reflect the Origination Fee in the amount of $XXX as prepaid finance charges. There is a Lender Credit reflected within the Final HUD in the amount of $XXX, leaving $XXX as the Origination Fee. Clarity is calculating the total amount of $XXX prior to lender credit as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	MI	10/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320934	XXX	2	2	*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

									*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		B	B	Yes	Yes	Final HUD1	IA	12/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319532	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2011. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TN	1/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320935	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	FL	9/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320936	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
										COMMENT: 2018/XX/19: The document is not dated and was signed 9/XX/2012.	B	B	No	Yes	Final HUD1	FL	10/XX/2012	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570319533	XXX	2				2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		B	B	Yes	Yes	Final HUD1	NC	10/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320937	XXX	2	2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

									*** (OPEN) RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2		B	B	Yes	Yes	Final HUD1	AL	1/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320938	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	PA	2/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319534	XXX	2	2	*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	MD	4/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320939	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	PA	4/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320457	XXX	2	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

									*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2		B	B	Yes	Yes	Final HUD1	TX	9/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320940	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2013. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NM	12/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320941	XXX	1				1			A	A	No	Yes	Final HUD1	NM	7/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320942	XXX	1				1			A	A	No	Yes	Final HUD1	FL	12/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320332	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	WI	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320336	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320943	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	PA	9/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319535	XXX	1				1			A	A	No	Yes	Final HUD1	IN	7/XX/2003	Construction-Permanent	Primary	XXX	$XXX
XXX	XXX	2570320944	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320945	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/17: TIL itemization did not disclose a flat fee closing cost fee of $XXX a courier fee of $XXX and a wire fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	KY	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320946	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/12: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	PA	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320947	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2005 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NY	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320363	XXX	1				1			A	A	No	Yes	Final HUD1	CA	5/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320371	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2005 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		B	B	No	Yes	Final HUD1	CO	10/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320948	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		B	B	No	Yes	Final HUD1	PA	9/XX/2005	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320379	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	TX	2/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320949	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NY	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320387	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320950	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	PA	1/XX/2007	Refinance	Investment	XXX	$XXX
XXX	XXX	2570319536	XXX	2	2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
										COMMENT: 2018/XX/28: PPP Expired. Prepayment charge no allowed per state (MI) - max prepayment charge for MI Fixed loan is 1% - Note states 3%, 2%, 1%. Lender is XXX	B	B	Yes	Yes	Final HUD1	MI	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320951	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	KY	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319537	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		B	B	Yes	Yes	Final HUD1	SC	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319538	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	AZ	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320953	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	MO	9/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320536	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: USDA Guaranteed Loan Closing Report not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320537	XXX	2		*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001. - EV2		B	B	No	Yes	Final HUD1	CA	5/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320539	XXX	3	*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1991.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	FL	4/XX/1992	UTD	Primary	XXX	$XXX
XXX	XXX	2570320538	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320977	XXX	2	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

*** (CLEARED) Missing Final HUD-1 - EV1

*** (CLEARED) TILA - Final TIL Missing - EV1

									*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2018/XX/12: Incomplete Loan File. Security and Final Title in the file, unable to run compliance.	B	B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320540	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320541	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	No	Yes	Final HUD1	OR	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320542	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320543	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		B	B	No	Yes	Final HUD1	FL	2/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320544	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	FL	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321694	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320546	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	FL	7/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320547	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320549	XXX	2	*** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by Lender between the application date and the loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents) - EV3	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	WA	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320550	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	NJ	2/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320548	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		B	B	No	Yes	Final HUD1	FL	4/XX/2006	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320551	XXX	2	*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320552	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320555	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320565	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	NY	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320560	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/18: 5% late charge exceeds 3% state limit (NY).	B	B	Yes	Yes	Final HUD1	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320561	XXX	1				1			A	A	No	Yes	Final HUD1	NY	2/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320556	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/18: TIL itemization did not disclose a tax pick up fee of $XXX as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NY	3/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320562	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320554	XXX	2	2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	NY	2/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320557	XXX	2	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

*** (CLEARED) Missing Final HUD-1 - EV1

									*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/30: Incomplete Loan File. Final TIL in the file, unable to run compliance.	B	B	Yes	Yes	Final HUD1	NY	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320566	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320567	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320553	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/1999, prior to three (3) business days from transaction date of 01/XX/1999. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/18: TIL Itemization did not disclose the $XXX attorney fee or $XXX flood cert fee as prepaid finance charges.

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/18: 5% late charge exceeds 2% maximum per state (NY)	B	B	Yes	Yes	Final HUD1	NY	1/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320563	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/18: The lender did not include a Chain of Title fee paid to the title company ($XXX) in the finance charge calculations.	B	B	Yes	Yes	Final HUD1	IL	4/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320559	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/18: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NJ	7/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320558	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		B	B	No	Yes	Final HUD1	NY	8/XX/2003	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320564	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/19: TIL Itemization did not disclose the $XXX CEMA recording fee as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	NY	5/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320846	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320812	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320954	XXX	1				1			A	A	Yes	Yes	Final HUD1	KY	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320955	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	B	No	Yes	Final HUD1	PA	6/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320956	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320957	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2010. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		B	B	Yes	Yes	Final HUD1	NM	6/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320958	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2010. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320959	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2009. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	NJ	2/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320960	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320961	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320962	XXX	2	2	*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2		B	B	Yes	Yes	Final HUD1	OH	3/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321695	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320570	XXX	2				2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	MO	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321696	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320571	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MO	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321697	XXX	2	*** (OPEN) Valuation Error: Valuation effective date was not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2004 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	IL	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320574	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	No	Yes	Final HUD1	GA	1/XX/2007	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570321699	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	OH	3/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320577	XXX	2				2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	B	Yes	Yes	Final HUD1	NE	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320578	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	GA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320579	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/28: unable to determine due to missing itemized	B	B	Yes	Yes	Final HUD1	GA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320580	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: DSI loan	B	B	Yes	Yes	Final HUD1	GA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320583	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MI	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320584	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	SC	8/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320585	XXX	2	2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.50060% or Final Disclosure APR of 11.51000% is in excess of allowable threshold of APOR 4.07% + 1.5%, or 5.57000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	AL	4/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320586	XXX	2	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320587	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2		B	B	Yes	Yes	Final HUD1	OH	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320588	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320589	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320590	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	WI	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320592	XXX	1				1			A	A	Yes	Yes	Final HUD1	WI	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320594	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	AL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320591	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	RI	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320593	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	WI	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320597	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/05: Under disclosure is due to payment stream calculated using DSI collection method.	B	B	Yes	Yes	Final HUD1	NC	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320595	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	WI	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320596	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	AZ	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320599	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/05: Under disclosure is due to payment stream calculation using DSI Collection Method.	B	B	Yes	Yes	Final HUD1	MI	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320598	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

									*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.06500% is overdisclosed from calculated APR of 6.76246% outside of 0.125% tolerance. - EV2		B	B	Yes	Yes	Final HUD1	NY	1/XX/2006	Construction-Permanent	Primary	XXX	$XXX
XXX	XXX	2570320486	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	No	Yes	Final HUD1	DE	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320506	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2000. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320600	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	NE	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321700	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/05: Incomplete Loan File. No compliance documents in the loan file.	D	D		No	Missing			UTD	UTD	XXX	$XXX
XXX	XXX	2570320489	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320602	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		D	D	Yes	Yes	HUD1, not signed or stamped	IN	11/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320487	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	MS	8/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320603	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NC	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320604	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320605	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	GA	8/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320513	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321701	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	WI	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320607	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	MO	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320491	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	MI	11/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320608	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	GA	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320610	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	GA	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320609	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		B	B	Yes	Yes	Final HUD1	WI	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320611	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	MO	7/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320494	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	No	Yes	Final HUD1	MD	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320493	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2		B	B	No	Yes	Final HUD1	VA	1/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320485	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NJ	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320496	XXX	1				1			A	A	Yes	Yes	Final HUD1	MO	2/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320500	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	No	Yes	Final HUD1	AL	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320499	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		B	B	Yes	Yes	Final HUD1	GA	11/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320497	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	WV	5/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320498	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	AL	2/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321685	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	NV	10/XX/2005	UTD	Second Home	XXX	$XXX
XXX	XXX	2570320612	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	ME	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320614	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	VA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320613	XXX	2				2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2		B	B	Yes	Yes	Final HUD1	CT	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320615	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	MO	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320821	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321671	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NC	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320963	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320359	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	CA	3/XX/2005	Purchase	Investment	XXX	$XXX
XXX	XXX	2570321667	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1996 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1996. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		D	D	No	No	Missing	CA	8/XX/1996	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320433	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2019/XX/07: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	GA	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320964	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	UT	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320426	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	WI	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320965	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	OK	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320411	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		B	B	No	Yes	Final HUD1	CA	6/XX/2007	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320966	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/08: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/08: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

*** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/07: 4% late charge exceeds 3% maximum per state (MA)	B	B	Yes	Yes	Final HUD1	MA	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320395	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	IN	1/XX/2007	UTD	Primary	XXX	$XXX
XXX	XXX	2570321844	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	KS	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320969	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	OH	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320382	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/11: The TIL payment streams do not correspond with the loan amount, loan term, margin and index the Lender used	B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320970	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	MS	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320971	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	FL	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320345	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TX	2/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320972	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	NY	9/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320973	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/1999. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2000, prior to three (3) business days from transaction date of 02/XX/2000. - EV2		B	B	Yes	Yes	Final HUD1	NM	2/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320323	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	NC	11/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320322	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1998. - EV2		B	B	No	Yes	Final HUD1	NC	1/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320319	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1997. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NC	5/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320318	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/1998. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/1998, prior to three (3) business days from transaction date of 03/XX/1998. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/09: TIL itemization did not disclose an attorney fee of $XXX as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NC	3/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320317	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1996. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1		B	B	Yes	Yes	Final HUD1	SC	5/XX/1997	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319467	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/11: Underdisclosure is payment stream related. Index source not provided; minimum index available within lookback period used for testing purposes.	B	B	Yes	Yes	Final HUD1	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320834	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320835	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320836	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320839	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320837	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	8/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320841	XXX	1		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	9/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320838	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320840	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/11: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/08: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320842	XXX	1				1			A	A	No	Yes	Final HUD1	FL	12/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319462	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319468	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	AZ	10/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320843	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	FL	5/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320815	XXX	2	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1998 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1997. - EV2		B	B	No	Yes	Final HUD1	CT	5/XX/1998	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320817	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Adjustable rate loan greater than $XXX contains an impermissible prepayment penalty of greater than 12 months. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/22: 5% late charge exceeds 2% maximum per state (NY).

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty:  Adjustable rate loan greater than $XXX contains an impermissible prepayment penalty of greater than 12 months.
										COMMENT: 2019/XX/22: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY loan is for 12 months-note states 60 months. Lender is XXX.	B	B	Yes	Yes	Final HUD1	NY	7/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320819	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3	2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/22: Under disclosure due to TIL MI payment calculation and Actual MI payment stream calculation.
										TIL Itemization did not disclose a Settlement/Closing Fee of $XXX as a prepaid fiance charge.	B	B	Yes	Yes	Final HUD1	NJ	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320829	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320828	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320827	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Broker Notice Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2

*** (OPEN) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (State HPML Provision) New York Subprime Loan (Impermissible Prepayment Penalty): New York Subprime Loan: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty:  Prepayment penalty not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years. - EV2

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 9.64850% or Final Disclosure APR of 9.66000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.54000 + 1.75%, or 8.29000%.  Non-Compliant SubPrime Loan. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2	*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Broker Notice Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2019/XX/22: An initial loan application is not in the file

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/22: 5% late charge exceeds 2% maximum per state .	B	B	Yes	Yes	Final HUD1	NY	9/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320830	XXX	2	*** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the HUD. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	NY	6/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320818	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320324	XXX	1				1			A	A	No	Yes	Final HUD1	TX	11/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320974	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	B	B	Yes	Yes	Final HUD1	NY	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320975	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	NJ	3/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319464	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	ME	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320816	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	5/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320976	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320814	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	No	Yes	Final HUD1	NY	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320831	XXX	1				1			A	A	Yes	Yes	Final HUD1	VT	2/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320400	XXX	2	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	IL	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319465	XXX	2	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	IL	7/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319466	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Valuation Error: Valuation effective date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3 *** (OPEN) Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) (Doc Error) Initial GFE not provided - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	IL	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320832	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/25: Under disclosure is caused by Daily Simple Interest payment calculation.	B	B	Yes	Yes	Final HUD1	MN	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320833	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Adjustable rate loan greater than $XXX contains an impermissible prepayment penalty of greater than 12 months. - EV2	*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Adjustable rate loan greater than $XXX contains an impermissible prepayment penalty of greater than 12 months.
										COMMENT: 2019/XX/25: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment term for NY loan is 12 months - note states 36 months. Lender is XXX.	B	B	Yes	Yes	Final HUD1	NY	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320823	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	LA	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319463	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	SC	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320825	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	OH	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321829	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	VA	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321786	XXX	2				2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	WI	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320360	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/22: TIL itemization does not include $XXX Courier fee in the prepaid finance charges. In addition, TIL shows MI dropping off at 69 Months but calculated TIL reflect MI for 70 months.	B	B	Yes	Yes	Final HUD1	IL	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320416	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	IL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321031	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	PA	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321032	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		B	B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321033	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321034	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320392	XXX	1				1			A	A	Yes	Yes	Final HUD1	TN	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319573	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2015/XX/08: Close of escrow was prior to FEMA disaster date.	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	TX	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320445	XXX	2	2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): Federal Higher-Priced Mortgage Loan: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Initial Loan Application Status Test - EV2	*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): Federal Higher-Priced Mortgage Loan: Mortgage loan contains an impermissible prepayment penalty.
										COMMENT: 2016/XX/05: Prepayment penalty is for 36 mths. Maximum allowed is 24 mths.	B	B	Yes	Yes	Final HUD1	IN	12/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321030	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	IA	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319567	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2006 which is the consummation date.  A 1 month lookback was used to determine this application date. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321009	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2007 which is 1 month(s) prior to consummation. A 5 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	OR	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320990	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
										COMMENT: 2017/XX/24: PPP Expired. Prepayment charge not allowed per state of Ohio - max prepayment charge for OH loan is 1% for 5 years- note states 3%, 2%, 1%. Lender is XXX.	B	B	Yes	Yes	Final HUD1	OH	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319566	XXX	2	2	*** (CURED) (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.76116% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.76116%.) - EV2

									*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	TX	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320447	XXX	2	2	*** (OPEN) RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	IN	6/XX/2010	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320398	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/28: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.	B	B	Yes	Yes	Final HUD1	NC	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319546	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	IL	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319547	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	TX	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319568	XXX	2	2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/26: TIL itemization did not include an application fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	TX	7/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319569	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2019/XX/19: did not locate the mortgage insurance certificate in file	2	*** (OPEN_UNABLE_TO_CLEAR) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	TX	6/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321007	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN_UNABLE_TO_CLEAR) (Doc Error) Initial GFE not provided - EV2

*** (OPEN_UNABLE_TO_CLEAR) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	FL	8/XX/2008	Construction-Permanent	Primary	XXX	$XXX
XXX	XXX	2570320423	XXX	2	2	*** (OPEN_UNABLE_TO_CLEAR) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	IL	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320978	XXX	2	2	*** (OPEN_UNABLE_TO_CLEAR) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	MS	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320980	XXX	2	2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/26: Final TIL payment stream is off from calculated payment stream and appears to be due to estimation of monthly MI payment on Final TIL.	B	B	No	Yes	Final HUD1	AL	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321026	XXX	2				2	*** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321027	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN_UNABLE_TO_CLEAR) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 12/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320988	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN_UNABLE_TO_CLEAR) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	No	Yes	Final HUD1	MN	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321028	XXX	2	2	*** (OPEN_UNABLE_TO_CLEAR) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN_UNABLE_TO_CLEAR) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319540	XXX	2	2	*** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2000. - EV2

									*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	SC	4/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320424	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

*** (CLEARED) Missing Final HUD-1 - EV1

*** (CLEARED) TILA - Final TIL Missing - EV1

									*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/27: Incomplete Loan File. No compliance documents in the loan file.	B	B	Yes	Yes	Final HUD1	IL	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320325	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2000. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		B	B	Yes	Yes	Final HUD1	GA	8/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319570	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	GA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320981	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	PA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320397	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/24: Under disclosure appears to be due to DSI calculation of payment.	B	B	Yes	Yes	Final HUD1	MD	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320369	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/24: Under disclosure is due to the simple interest payment calculation.	B	B	Yes	Yes	Final HUD1	GA	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320419	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NC	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319548	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/25: TIL Itemization did not include Attorney Closing Fee of $XXX as a Prepaid Finance Charge.	B	B	Yes	Yes	Final HUD1	SC	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319571	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2000, prior to three (3) business days from transaction date of 01/XX/2000. - EV2		B	B	Yes	Yes	Final HUD1	SC	1/XX/2000	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321029	XXX	2	*** (OPEN) Missing Document: Note Addendum - ARM not provided - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	NJ	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321008	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320810	XXX	3				3	*** (OPEN) Connecticut Prepaid Finance Charge: Connecticut Abusive Home Loan Lending Practices Act: Prepaid Finance Charge Fees of $XXX exceed the greater of $XXX or $XXX. - EV3		C	C	Yes	Yes	Final HUD1	CT	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320811	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	AL	3/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321595	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2	*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
										COMMENT: 2019/XX/24: PPP Expired. Prepayment charge not allowed per state (TN) - max prepayment charge for TN loan is 0% - note states 6 months interest Lender is XXX.	B	B	Yes	Yes	Final HUD1	TN	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320386	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	GA	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319572	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319541	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	A	No	Yes	Final HUD1	DE	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320989	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	A	Yes	Yes	Final HUD1	NJ	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320429	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN_UNABLE_TO_CLEAR) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN_UNABLE_TO_CLEAR) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN_UNABLE_TO_CLEAR) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/26: Final payment stream on TIL does not match calculated payment stream, appears to be due to DSI.	B	B	Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320333	XXX	2	2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/26: The Lender’s TIL reflects MI dropping off after 133 months, however, the audited TIL indicates MI the entire loan.	B	B	Yes	Yes	Final HUD1	IL	2/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319574	XXX	1		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	A	Yes	Yes	Final HUD1	IL	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320991	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN_UNABLE_TO_CLEAR) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN_UNABLE_TO_CLEAR) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321010	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2015/XX/08: TIL in file presumed to be the Final TIL is dated the same as the note date and is unsigned	B	B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320410	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	NC	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321035	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319542	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	TX	8/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321019	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2009. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NJ	9/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321013	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320436	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	IL	12/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321018	XXX	2	2	*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.90027% or Final Disclosure APR of 5.93600% is in excess of allowable threshold of APOR 4.20% + 1.5%, or 5.70000%. Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	NY	11/XX/2013	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319575	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Under disclosure is due to incorrect payment stream on lender's Final TIL as it relates to monthly MI.	B	B	No	Yes	Final HUD1	IL	4/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321012	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320327	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001. - EV2		B	B	Yes	Yes	Final HUD1	NC	7/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321036	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	FL	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321037	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) Prepayment Penalty Discrepancy - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.26500% is underdisclosed from calculated APR of 6.52419% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/15: Final TIL does not match payment streams

*** (OPEN) Prepayment Penalty Discrepancy
COMMENT: 2019/XX/15: Final TIL reflects there could be a pre-payment penalty. There is no indications of a PPP in the loan file.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.26500% is underdisclosed from calculated APR of 6.52419% outside of 0.125% tolerance.
										COMMENT: 2019/XX/15: The FINAL TIL payment stream and the FINAL APR does not match the actual TIL payment stream or APR.	B	B	Yes	Yes	Final HUD1	NJ	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320994	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320809	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320995	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	PA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320992	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		B	B	No	Yes	Final HUD1	PA	3/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320437	XXX	2				2	*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MD	1/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321011	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NJ	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320405	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	IN	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321038	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/15: Itemization of amount financed did not include a recording service fee of $XXX as prepaid finance charge	B	B	Yes	Yes	Final HUD1	NY	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321040	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NJ	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321014	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	A	Yes	Yes	Final HUD1	NJ	2/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320996	XXX	1				1			A	A	Yes	Yes	Final HUD1	MA	6/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321015	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2008. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NY	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319586	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	IL	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319552	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320374	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	No	Yes	Final HUD1	MD	12/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319553	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Under disclosure is due to payment stream resulting from DSI Calculation. Odd final payment is $XXX more than the 359 preceding payments.	B	B	Yes	Yes	Final HUD1	DE	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319577	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2001, prior to three (3) business days from transaction date of 06/XX/2001. - EV2		B	B	Yes	Yes	Final HUD1	NC	6/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319578	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MD	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319461	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	MD	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319555	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2	*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
COMMENT: 2019/XX/16: Effective June 1, 2008, a lender may not require or authorize the imposition of a penalty fee, premium, or other charge in the event the mortgage loan48 is prepaid in whole or in part. Md. Code Ann., Comm. Law § 12-105(d).
Prior to that date, a prepayment penalty could be charged if the loan was prepaid within three years from the date the loan is made and the penalty did not exceed two months’ advance interest on the aggregate amount of all prepayments made in any 12-month period, in excess of 1/3 the amount of the original loan. Md. Code Ann., Comm. Law § 12-
105(c)(4). Further, a prepayment penalty could not be charged if the “effective rate of simple interest”49 exceeded
										8%. Md. Code Ann., Comm. Law § 12-103.	B	B	Yes	Yes	Final HUD1	MD	7/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321043	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		B	B	No	Yes	Final HUD1	KS	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319557	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2010. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Itemization of amount financed reflects an origination fee of $XXX, however hud reflects an origination fee of $XXX	B	B	Yes	Yes	Final HUD1	WI	8/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321002	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	KY	5/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321022	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/17: TIL itemization did not disclose a recording service fee of $XXX as prepaid finance charge.	B	B	Yes	Yes	Final HUD1	VA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320987	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	AL	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319582	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	IN	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319544	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 12.45600% or Final Disclosure APR of 12.46000% is in excess of allowable threshold of US Treasury 4.5600% + 3%, or 7.56000% and Conventional Mortgage Rate 6.09000% + 1.75%, or 7.84000%.  Non-Compliant Rate Spread Home Loan. - EV3

									*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		C	C	Yes	Yes	Final HUD1	NC	6/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320444	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: North Carolina Rate Spread Home Loan: Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 12.37460% or Final Disclosure APR of 12.31000% is in excess of allowable threshold of US Treasury 4.4100% + 3%, or 7.41000% and Conventional Mortgage Rate 4.87000% + 1.75%, or 6.62000%., or APOR 4.93% + 1.5%, or 6.43000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/17: Itemization of amount financed only included the loan origination fee of $XXX in the prepaid finance charges, no other fees were included.	C	C	Yes	Yes	Final HUD1	NC	10/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320402	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Under disclosure is due to payment stream using DSI Collection method. Odd final payment is $XXX higher than prior payments.	B	B	Yes	Yes	Final HUD1	AZ	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321003	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/17: Unable to determine under disclosure due to missing itemization of amount financed. Payment stream due to DSI.	B	B	Yes	Yes	Final HUD1	OH	1/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320986	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Under disclosure is due to payment stream using DSI Calculation method. Final payment is $XXX higher than prior 359 payments.	B	B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319564	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 12.24280% or Final Disclosure APR of 12.25000% is in excess of allowable threshold of US Treasury 4.7100% + 3%, or 7.71000% and Conventional Mortgage Rate 5.48000% + 1.75%, or 7.23000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2		C	C	Yes	Yes	Final HUD1	NC	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321047	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	OH	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320434	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/17: Under disclosure is due to the lender’s TIL reflecting a final payment of $XXX, however the review Daily Simple Interest calculations reflect additional interest charges of $XXX resulting in a final payment of $XXX. Also the TIL itemization did not disclose a recording service fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	WV	8/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320998	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321041	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	No	Yes	Final HUD1	NY	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320425	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	IL	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319551	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	IL	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320385	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321017	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	VA	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321042	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/17: Under disclosure is due to the lender’s TIL reflecting a final payment of $XXX, however the review Daily Simple Interest calculations reflect additional interest charges of $XXX resulting in a final payment of $XXX.	B	B	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320999	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: TIL itemization did not disclose a recording service fee of $XXX as prepaid finance charge.	D	D	Yes	Yes	HUD1, not signed or stamped	PA	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321000	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321001	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320813	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: TIL itemization did not disclose the $XXX commitment fee as a prepaid finance charge.	B	B	No	Yes	Final HUD1	CT	8/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320983	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

									*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance. - EV2		B	B	Yes	Yes	Final HUD1	OH	10/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320396	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	GA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321048	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319565	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NC	12/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320993	XXX	2				2	*** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 5% in year 1, 4% in year 2, 3% in year 3, 2% in year 4, or 1% in year 5; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2		B	B	Yes	Yes	Final HUD1	MS	7/XX/1999	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321025	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/17: File did not contain the Itemization of Amount Financed, unable to determine the source of the under disclosure	B	B	No	Yes	Final HUD1	FL	10/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321051	XXX	2	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Determination of compliant vs. non-compliant high cost loan inconclusive. - EV1

*** (CLEARED) (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.15641% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .15641%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV1

*** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV1

*** (CLEARED) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 11.87996% or Final Disclosure APR of 11.85000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.40000 + 1.75%, or 8.15000%.  Non-Compliant SubPrime Loan. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		B	B	No	Yes	Final HUD1	NY	9/XX/2008	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570320364	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	GA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319550	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NC	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319539	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	IL	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321016	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	LA	9/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320389	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NC	8/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319543	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/18: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan. DSI loan	B	B	Yes	Yes	Final HUD1	IL	1/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319554	XXX	1				1			A	A	Yes	Yes	Final HUD1	WV	10/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319460	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		B	B	Yes	Yes	Final HUD1	NC	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319556	XXX	2	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2		B	B	No	Yes	Final HUD1	IL	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320435	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	A	Yes	Yes	Final HUD1	IL	11/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320346	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) (Doc Error) TIL Error: Final TIL payment on payment stream is blank.: Payment #: 2 - EV2		B	B	No	Yes	Final HUD1	WI	3/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320984	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2		D	D	Yes	No	Missing	VA	10/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321044	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	MS	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319583	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.21910% or Final Disclosure APR of 12.22000% is in excess of allowable threshold of APOR 5.04% + 1.5%, or 6.54000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) (Doc Error) Initial GFE not provided COMMENT: 2019/XX/17: only final GFEs provided	B	B	Yes	Yes	Final HUD1	SC	11/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319562	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/18: Under disclosure is due to the lender’s TIL reflecting 360 payments of $XXX, however the review Daily Simple Interest calculations reflect an additional $XXX in interest charges resulting in a final payment of $XXX.	B	B	Yes	Yes	Final HUD1	NC	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319560	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321021	XXX	1				1			A	A	Yes	Yes	Final HUD1	UT	10/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321020	XXX	1				1			A	A	Yes	Yes	Final HUD1	VA	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320421	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319576	XXX	2	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	IL	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321004	XXX	2				2	*** (OPEN) Initial Loan Application Status Test - EV2		B	B	Yes	Yes	Final HUD1	OH	5/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319580	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		B	B	No	Yes	Final HUD1	IL	6/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570319558	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/07: TIL Itemization did not disclose the Attorney's Fee of $XXX Flood Certification of $XXX and Prepaid Interest of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	TX	8/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320982	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Initial Loan Application Status Test - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	OK	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320406	XXX	2	2	*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/12: The daily simple interest calculation of the monthly payment caused the under disclosure.	B	B	Yes	Yes	Final HUD1	CO	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319559	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320985	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2		B	B	Yes	Yes	Final HUD1	MO	3/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319581	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

									*** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 11.96700% or Final Disclosure APR of 11.97000% is in excess of allowable threshold of US Treasury 4.0700% + 3%, or 7.07000% and Conventional Mortgage Rate 5.4200% + 1.75%, or 7.17000%. - EV2		B	B	Yes	Yes	Final HUD1	NC	7/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320352	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/27: Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	SC	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320439	XXX	2				2	*** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 11.56000% or Final Disclosure APR of 11.56000% is in excess of allowable threshold of US Treasury 3.6600% + 3%, or 6.66000% and Conventional Mortgage Rate 4.8200% + 1.75%, or 6.57000%. - EV2		B	B	Yes	Yes	Final HUD1	NC	6/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321045	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	PA	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319584	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321046	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	6/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320979	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	OK	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321005	XXX	2				2	*** (OPEN) Initial TIL not provided - EV2		B	B	Yes	Yes	Final HUD1	FL	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319585	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NC	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319561	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (CURED) (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of guaranty of surety of a TX Home Equity loan in file. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.74505% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.74505%.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
										COMMENT: 2016/XX/14: Final Title Policy is missing	B	B	Yes	Yes	Final HUD1	TX	11/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321024	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/19: TIL itemization did not disclose an attorney fee of $XXX and flood cert fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	KY	9/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320393	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/20: Unable to determine the reason for the under disclosure due to being without an amortization schedule.	B	B	Yes	Yes	Final HUD1	IN	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319563	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/20: Unable to determine under disclosure due to missing detailed itemization. Prepaid amount on itemization in file matches HUD prepaid fees.	B	B	Yes	Yes	Final HUD1	GA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321023	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 01/XX/2001 - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	OR	1/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321049	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	OH	4/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320409	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2		B	B	Yes	Yes	Final HUD1	NC	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321039	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	MA	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320997	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570319579	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	No	Yes	Final HUD1	MD	2/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321709	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.83700% is underdisclosed from calculated APR of 5.53470% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/31: Under disclosure due to bi-weekly neg-am payments.	B	B	Yes	Yes	Final HUD1	MI	6/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321703	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/31: TIL itemization did not disclose an attorney closing fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NY	11/XX/1997	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321816	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		B	B	Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320637	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/02: Unable to determine the reason for the under disclosure due to being without an amortization schedule

*** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/31: Late charge not allowed per state (VA) - max late charge for VA is 5% - note states 6%	B	B	Yes	Yes	Final HUD1	VA	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320640	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	Yes	Estimated HUD1	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321777	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/01: Incomplete Loan File. Security in the file, unable to run compliance.	D	D		No	Missing	FL	7/XX/2003	UTD	UTD	XXX	$XXX
XXX	XXX	2570321702	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2001, prior to three (3) business days from transaction date of 09/XX/2001. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: TIL itemization did not disclose Flood Cert fee of $XXX; closing settlement fee of $XXX or a Tax Cert fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	TX	9/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321754	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	3/XX/2009	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320616	XXX	2				2	*** (OPEN) Initial Loan Application Status Test - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	TX	10/XX/2000	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320653	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321684	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	A	No	Yes	Final HUD1	IN	5/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321683	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	TX	6/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321772	XXX	2	2	*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	GA	6/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321794	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320710	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/18: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320657	XXX	2	2	*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date. - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2011 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. - EV2		B	B	Yes	Yes	Final HUD1	ID	7/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321722	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	SC	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320759	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NY	10/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321841	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

									*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		B	B	Yes	Yes	Final HUD1	PA	6/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321704	XXX	1				1			A	A	Yes	Yes	Final HUD1	MI	11/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320793	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	10/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320623	XXX	1				1			A	A	Yes	Yes	Final HUD1	MD	4/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320635	XXX	1				1			A	A	No	Yes	Final HUD1	FL	6/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570320790	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	PA	9/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321706	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	Yes	Yes	Final HUD1	CA	10/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321717	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TX	10/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320490	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2004 which is 1 months prior to consummation. A 3 month lookback was used to determine this application date. The final date used for testing was 4/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	TX	5/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320648	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	GA	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321842	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	PA	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321774	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	NY	7/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321745	XXX	2		*** (OPEN) Title: Evidence of title is missing - EV3	*** (OPEN) Title: Evidence of title is missing COMMENT: 2017/XX/11: File does not contain either Preliminary or Final Title	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	GA	2/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321781	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/XX/2003. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	NY	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321810	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	NY	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320626	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	MD	11/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321713	XXX	1		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		1			A	A	Yes	Yes	Final HUD1	TX	1/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320764	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	NY	10/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321822	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	VA	12/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321746	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2004. - EV2		B	B	No	Yes	Final HUD1	AZ	2/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321779	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/2007. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321737	XXX	3	3	*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		C	C	Yes	Yes	Final HUD1	TX	1/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321796	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	MN	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321770	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		D	D	Yes	Yes	Title Co. Closing Statement	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321768	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320733	XXX	2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321765	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	MO	5/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321807	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	TN	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321752	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	NC	3/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321775	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	AZ	7/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321803	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	TX	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320649	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320639	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NY	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321830	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	PA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321714	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	NJ	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321716	XXX	1				1			A	A	Yes	Yes	Final HUD1	AZ	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321726	XXX	1				1			A	A	Yes	Yes	Final HUD1	AZ	7/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320645	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321712	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	NY	1/XX/2005	Refinance	Investment	XXX	$XXX
XXX	XXX	2570321729	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
COMMENT: 2017/XX/29: The disclosure is not dated.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
										COMMENT: 2017/XX/29: List of Service Providers is present, but is not dated.	D	D	Yes	Yes	HUD1, not signed or stamped	NY	7/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321715	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

									*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2017/XX/29: The late charge of 5% exceeds the limits of 2% in NY.	B	B	No	Yes	Final HUD1	NY	6/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321724	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321707	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	MI	6/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320650	XXX	2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320656	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2010. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/30: Unable to determine reason for under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NJ	10/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321720	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	NJ	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321725	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320651	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321721	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	DE	10/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320654	XXX	2	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	MA	5/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321711	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	CA	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321705	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	OH	10/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320632	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	VA	4/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321719	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	MO	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321727	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) (Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.
COMMENT: 2017/XX/20: Page 3 of HUD does not list amount of payment.

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
										COMMENT: 2017/XX/21: Page 3 of HUD does not list interest rate	D	D	Yes	Yes	Estimated HUD1	NC	2/XX/2012	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321710	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321723	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320787	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321785	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2		B	B	No	Yes	Final HUD1	ID	8/XX/2006	Purchase	Investment	XXX	$XXX
XXX	XXX	2570321759	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	FL	4/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320669	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	VA	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321780	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2010	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320672	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2017/XX/22: 5% late charge exceeds 4% maximum per state (NJ).	B	B	No	Yes	Final HUD1	NJ	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321821	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/22: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	OH	12/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321748	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	CT	2/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321757	XXX	2				2	*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2		B	B	Yes	Yes	Final HUD1	FL	4/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321809	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	11/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321804	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321813	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MI	11/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321731	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.	B	B	Yes	Yes	Final HUD1	OH	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321708	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	NY	8/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321761	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	NJ	4/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320620	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	7/XX/2002	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321792	XXX	2				2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		B	B	Yes	Yes	Final HUD1	MN	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320708	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320744	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320492	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2018/XX/25: File does not contain either Preliminary or Final Title *** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2018/XX/24: Reviewer has searched through indexed and un-indexed documents; The Title Commitment and/or Final Title Policy are not provided in the file.	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2018/XX/24: Signature Date on Final TIL is not captured in Clarity due to not being signed by borrower and/or all required parties

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/25: TIL appears to be final but not signed nor initialed by borrrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2018/XX/25: TIL in file indicated to be final,expected funding date same as disbursement/and or note date but is not signed or dated by the borrower so cannot confirm borrower received.	B	B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321814	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	No	Yes	Final HUD1	TN	11/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320729	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.	B	B	Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320695	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	FL	4/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320676	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320755	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321797	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	OR	9/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321808	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/22: Lender did not include borrower paid fees for prepaid interest and Flood Cert in calculation.	B	B	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320751	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321773	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	FL	7/XX/2001	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321764	XXX	1				1			A	A	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320685	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	FL	2/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320709	XXX	1				1			A	A	No	Yes	Final HUD1	NV	5/XX/2005	Purchase	Investment	XXX	$XXX
XXX	XXX	2570320716	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320686	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.54157% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2008). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2008) (an overage of $XXX or 1.54157%). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321767	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.04017% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.04017%). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2006	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570321755	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321784	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	KS	8/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321739	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

									*** (OPEN) TILA - Final TIL Missing - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2018/XX/25: File only contains Mortgage and Title. Insufficient documents to complete compliance.	D	D		No	Missing					XXX	$XXX
XXX	XXX	2570321771	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	CA	6/XX/2011	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321756	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321787	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	CA	8/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321769	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2009. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	TX	4/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321817	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	Yes	Yes	Final HUD1	TX	11/XX/2012	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321749	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320698	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321783	XXX	1				1			A	A	No	Yes	Final HUD1	WI	7/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321766	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	TX	5/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321795	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/30: TIL appears to be final but not signed nor initialed by borrower.	B	B	No	Yes	Final HUD1	FL	9/XX/2009	Purchase	Second Home	XXX	$XXX
XXX	XXX	2570321805	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/30: TIL itemization did not disclose an Attorney fee of $XXX as a prepaid finance charge.	B	B	Yes	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321789	XXX	1				1			A	A	No	Yes	Final HUD1	FL	8/XX/2002	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321820	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	12/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320684	XXX	2				2	*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	No	Yes	Final HUD1	TX	2/XX/2011	Refinance	Second Home	XXX	$XXX
XXX	XXX	2570320741	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/01: Unable to determine cause of under disclosure due to missing amortization schedule and index used at closing.	B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320746	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320768	XXX	2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/01: Under disclosure is in the payment calculation, TIL reflects the second payment stream for 11 months, system calculates 12 months.	B	B	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320674	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		B	B	Yes	Yes	Final HUD1	AL	2/XX/2013	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320693	XXX	1				1			A	A	No	Yes	Final HUD1	FL	3/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321730	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2		B	B	No	Yes	Final HUD1	WA	1/XX/2008	Purchase	Investment	XXX	$XXX
XXX	XXX	2570321732	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		D	D	Yes	Yes	Title Co. Closing Statement	CA	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320774	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2005 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2		B	B	Yes	Yes	Final HUD1	NJ	11/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320750	XXX	1				1			A	A	Yes	Yes	Final HUD1	AL	9/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321799	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	10/XX/1998	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321763	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV1

*** (CLEARED) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	No	Yes	Final HUD1	CA	4/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320781	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2		B	B	Yes	Yes	Final HUD1	VA	12/XX/2008	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320738	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.69565% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .69565%). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321776	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	No	No	Missing	IL	7/XX/2008	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320756	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	No	Yes	Final HUD1	MI	10/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320761	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	TX	10/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321788	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		B	B	Yes	Yes	Final HUD1	MD	8/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320719	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		D	D	Yes	No	Missing	OH	6/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321734	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		D	D	Yes	No	Missing	NC	1/XX/2007	UTD	UTD	XXX	$XXX
XXX	XXX	2570320680	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	VA	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321840	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
COMMENT: 2018/XX/30: 10 day grace period is less than 15 day minimum per state (PA).

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
										COMMENT: 2018/XX/29: 10 day grace period is less than 15 day minimum per state (PA).	B	B	Yes	Yes	Final HUD1	PA	5/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320688	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/28: Under disclosure appears to be due to the lender using an index lower than 2.91% which is the lowest available in the lookback period.	B	B	Yes	Yes	Final HUD1	OH	3/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321736	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	TN	1/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320779	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	CA	11/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321819	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2006 - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2006 - EV3		1			A	A	Yes	Yes	Final HUD1	MN	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321791	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Loan Program Info Disclosure is missing: Disclosure: Loan Program Info Disclosure - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	NY	8/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321738	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2		B	B	Yes	Yes	Final HUD1	TX	1/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321800	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2009. - EV2		B	B	Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320661	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	OR	1/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321743	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	WI	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321733	XXX	2	*** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) Initial TIL not provided - EV2		B	B	No	Yes	Final HUD1	TN	1/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320715	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	MO	6/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321742	XXX	3	*** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		D	D	Yes	Yes	HUD1, not signed or stamped	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321824	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		B	B	Yes	Yes	Final HUD1	CO	12/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321793	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	FL	9/XX/2001	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320788	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	TX	12/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320785	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	NC	12/XX/2005	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320765	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		B	B	No	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321681	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2008. - EV2		B	B	Yes	Yes	Final HUD1	NY	5/XX/2009	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320754	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	TX	9/XX/2006	Purchase	Primary	XXX	$XXX
XXX	XXX	2570320700	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	OK	4/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320712	XXX	1				1			A	A	No	Yes	Final HUD1	FL	6/XX/1999	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321740	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/10: Unable to determine under disclosure due to missing fee itemization.	B	B	Yes	Yes	Final HUD1	GA	2/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321758	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/11: TIL itemization did not disclose a recording service fee of $XXX or a warehouse fee of $XXX as prepaid finance charges.	B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320780	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		B	B	No	Yes	Final HUD1	IL	12/XX/2003	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321790	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2		B	B	Yes	Yes	Final HUD1	VA	8/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321778	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2		B	B	Yes	Yes	Final HUD1	NJ	7/XX/2003	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320668	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2	*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. COMMENT: 2018/XX/18: Grace period of 10 days is below the 15 day minimum for Maryland	B	B	Yes	Yes	Final HUD1	MD	1/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321806	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		B	B	Yes	Yes	Final HUD1	MO	11/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321750	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	CT	3/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321843	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320737	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2		B	B	Yes	Yes	Final HUD1	KY	8/XX/2005	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321760	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		B	B	Yes	Yes	Final HUD1	OH	4/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570321801	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	10/XX/2004	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320678	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
XXX	XXX	2570320724	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	MI	7/XX/2004	Purchase	Primary	XXX	$XXX
XXX	XXX	2570321735	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: Rate lock period not provided. - EV2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2018/XX/11: 6% late charge exceeds maximum 5% for state (OH}	B	B	Yes	Yes	Final HUD1	OH	1/XX/2005	Refinance	Primary	XXX	$XXX